                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number:  3235-0578
                                                        Expires:  May 31, 2007
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                                                        hours per response:
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                       811-07890
      --------------------------------------------------------------------------


                              AIM Tax-Exempt Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:    3/31
                        ---------------

Date of reporting period:   6/30/06
                        ---------------

Item 1.  Schedule of Investments.

                         AIM HIGH INCOME MUNICIPAL FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               HIM-QTR-1 6/06             A I M Advisors, Inc.

AIM HIGH INCOME MUNICIPAL FUND


SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--101.98%

ALASKA--0.23%

Aleutians East Borough (Borough of), Alaska
  (Aleutian Pribilof Islands Association, Inc.
  Project); Series 2006, Project RB,
(INS-ACA Financial Guaranty Corp.)
  5.50%, 06/01/36 (a)(b)                             $      1,000   $  1,021,380
================================================================================
ARIZONA--2.78%

Centerra Community Facilities District;
  Series 2005, Unlimited Tax GO,
5.50%, 07/15/29 (a)                                           395        390,161
--------------------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Mayo Clinic); Series 2006,
  Health Care Facilities IDR,
5.00%, 11/15/36 (a)                                         1,485      1,510,364
--------------------------------------------------------------------------------
Pima (County of) Industrial
  Development Authority (Choice Education &
  Development Corp. Project); Series 2006,
  Educational Facility IDR,
  6.25%, 06/01/26(a)                                        1,000      1,001,770
--------------------------------------------------------------------------------
  6.38%, 06/01/36(a)                                        3,000      3,004,170
--------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Series 2003, Educational Facility IDR,
7.25%, 08/01/19 (a)                                           830        851,265
--------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Horizon Community Learning
  Center); Series 2005, Refunding IDR,
5.25%, 06/01/35 (a)                                         1,500      1,416,765
--------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (P.L.C. Charter Schools Project);
  Series 2006, Educational Facilities IDR,
  6.50%, 04/01/26(a)                                        1,000        987,290
--------------------------------------------------------------------------------
  6.75%, 04/01/36(a)                                        1,000        985,350
--------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Paradise Education Center Project);
  Series 2006, Refunding Educational Facilities
  IDR,
  5.88%, 06/01/22(a)                                          285        283,526
--------------------------------------------------------------------------------
  6.00%, 06/01/36(a)                                          830        816,911
--------------------------------------------------------------------------------
Scottsdale (City of) Industrial
  Development Authority
  (Scottsdale Healthcare); Series 2001,
  Hospital IDR,
5.80%, 12/01/11 (a)(c)(d)                                     500        547,355
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

ARIZONA--(CONTINUED)

Tucson (City of) Industrial Development
  Authority (Arizona AgriBusiness &
  Equine Center Inc.); Series 2004 A,
  Educational Facilities IDR,
6.13%, 09/01/34 (a)                                  $        500   $    504,575
================================================================================
                                                                      12,299,502
================================================================================

CALIFORNIA--2.02%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A, RB,
6.75%, 03/01/19 (a)                                         1,000      1,077,830
--------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute);
  Series 2000, RB,
6.75%, 06/01/30 (a)                                           390        420,568
--------------------------------------------------------------------------------
California (State of) Health
  Facilities Authority (Cedars-Sinai Medical
  Center); Series 2005, Refunding RB,
5.00%, 11/15/27 (a)                                         1,000      1,007,370
--------------------------------------------------------------------------------
California (State of) Municipal
  Finance Authority (American Heritage
  Education Foundation Project); Series 2006 A,
  Educational Facilities RB,
  5.25%, 06/01/26(a)                                        1,000      1,011,500
--------------------------------------------------------------------------------
  5.25%, 06/01/36(a)                                        1,150      1,154,347
--------------------------------------------------------------------------------
California (State of) Statewide
  Communities Development Authority
  (Hospice of Napa Valley Project);
  Series 2004 A, RB,
7.00%, 01/01/34 (a)                                           900        931,941
--------------------------------------------------------------------------------
California (State of) Statewide
  Communities Development Authority
  (Notre Dame de Namur University); Series
  2003, RB,
6.50%, 10/01/23 (a)                                         1,000      1,056,900
--------------------------------------------------------------------------------
Golden State Tobacco
  Securitization Corp.; Series 2005 A,
  Asset-Backed RB,
(INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/35 (a)(b)                                      500        506,430
--------------------------------------------------------------------------------
Turlock (City of) Health Facilities
  Authority (Emanuel Medical Center Inc.);
  Series 2004, COP,
  5.00%, 10/15/24(a)                                          980        959,244
--------------------------------------------------------------------------------
  5.38%, 10/15/34(a)                                          800        805,504
================================================================================
                                                                       8,931,634
================================================================================

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

COLORADO--13.09%

Antelope Heights Metropolitan District;
  Series 2003, Limited Tax GO,
8.00%, 12/01/23 (a)                                  $        500   $    544,665
--------------------------------------------------------------------------------
Arista Metropolitan District
  Series 2005, Limited Tax Series GO,
6.75%, 12/01/35 (a)                                         2,000      2,110,300
--------------------------------------------------------------------------------
Beacon Point Metropolitan
  District; Series 2005 A, Limited Tax GO,
6.25%, 12/01/35 (a)                                         1,500      1,572,210
--------------------------------------------------------------------------------
Bradburn Metropolitan District
  No. 3; Series 2003, Limited Tax GO,
7.50%, 12/01/33 (a)                                           500        548,675
--------------------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Series 2002 B, Limited Tax GO,
  8.05%, 12/01/32(a)                                          500        532,355
--------------------------------------------------------------------------------
  Series 2003, Limited Tax GO,
  8.05%, 12/01/32(a)                                          750        798,532
--------------------------------------------------------------------------------
Buckhorn Valley Metropolitan
  District No. 2; Series 2003, Limited Tax GO,
7.00%, 12/01/23 (a)                                           500        499,710
--------------------------------------------------------------------------------
Castle Oaks Metropolitan District;
  Series 2005, Limited Tax GO,
  6.00%, 12/01/25(a)                                        1,000      1,027,810
--------------------------------------------------------------------------------
  6.13%, 12/01/35(a)                                        1,500      1,546,440
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Academy Charter School Project);
  Series 2000, RB,
7.13%, 12/15/30 (a)                                         1,195      1,282,868
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Cerebral Palsy of Colorado Project);
  Series 2006 A, RB,
6.25%, 05/01/36 (a)                                         3,050      3,086,539
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Charter School-Banning Lewis
  Ranch Academy Project);
  Series 2006, RB,
6.13%, 12/15/35 (Acquired 06/16/06-06/20/06;
  Cost $3,014,730) (a)(e)                                   3,000      3,039,180
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Charter School-Excel Academy Project);
  Series 2003, RB,
7.30%, 12/01/11 (a)(c)(d)                                     570        660,659
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Charter School-Knowledge Quest
  Project); Series 2005, RB,
6.50%, 05/01/36 (a)                                           945        954,544
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Charter School-Littleton
  Academy Building Project);
  Series 2002, RB,
6.00%, 01/15/22 (a)                                           500        515,600
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Charter School-Peak to Peak Project);
  Series 2001,
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

COLORADO--(CONTINUED)

  RB,
  7.63%, 08/15/11(a)(c)(d)                           $        500   $    584,220
--------------------------------------------------------------------------------
  Series 2004,
  Refunding & Improvement RB (INS-XL Capital
  Assurance Inc.),
  5.25%, 08/15/24(a)(b)                                       500        528,695
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Charter School-Pioneer Charter
  Project); Series 2003, RB,
7.75%, 10/15/33 (a)                                           750        778,762
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority (Charter
  School-Platte Academy Project);
  Series 2002 A,
  RB,
  7.25%, 03/01/10(a)(c)(d)                                    500        545,130
--------------------------------------------------------------------------------
  7.25%, 03/01/10(a)(c)(d)                                    500        554,500
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority (Charter
  School-Ridge View Classical Schools Project);
  Series 2005 A,
  RB (INS-XL Capital Assurance Inc.),
  5.50%, 08/15/25(a)(b)                                       445        478,620
--------------------------------------------------------------------------------
  5.50%, 08/15/35(a)(b)                                       555        590,526
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001,
  RB,
  6.13%, 06/01/11(a)(c)(d)                                    150        164,057
--------------------------------------------------------------------------------
  6.25%, 06/01/11(a)(c)(d)                                    500        549,615
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Denver Academy Inc. Project);
  Series 2003 A, Refunding RB,
7.00%, 11/01/23 (a)                                           500        550,900
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Denver Science & Technology);
  Series 2004, RB,
5.00%, 12/01/13 (a)                                           750        768,518
--------------------------------------------------------------------------------
Colorado (State of) Educational &
  Cultural Facilities Authority
  (Heritage Christian School);
  Series 2004 A, RB,
7.50%, 06/01/34 (a)                                         1,000      1,076,750
--------------------------------------------------------------------------------
Colorado (State of) Health
  Facilities Authority
  (Portercare Adventist Health);
  Series 2001, Hospital RB,
6.50%, 11/15/11 (a)(c)(d)                                     500        563,765
--------------------------------------------------------------------------------
Conservatory Metropolitan District;
  Series 2003, Limited Tax GO,
  7.50%, 12/01/27(a)                                          750        834,555
--------------------------------------------------------------------------------
  Series 2005, Limited Tax GO,
  6.75%, 12/01/34(a)                                          810        854,671
--------------------------------------------------------------------------------
Country Club Village Metropolitan
  District; Series 2006, Limited Tax GO,
6.00%, 12/01/34 (a)                                           600        604,038
--------------------------------------------------------------------------------
Crystal Crossing Metropolitan
  District; Series 2006, Limited Tax GO,
6.00%, 12/01/36 (a)                                         1,600      1,594,352
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

COLORADO--(CONTINUED)

Denver (City of) Health & Hospital Authority;
  Series 2004 A, Refunding Health Care RB,
6.25%, 12/01/33 (a)                                  $        500   $    537,105
--------------------------------------------------------------------------------
Denver West Metropolitan District; Series
  2005 B, Unlimited Tax GO,
5.25%, 12/01/30 (a)                                         1,000      1,006,970
--------------------------------------------------------------------------------
Grandby Ranch Metropolitan
  District; Series 2006, Limited Tax GO,
6.75%, 12/01/36 (a)                                         3,000      3,007,020
--------------------------------------------------------------------------------
High Plains Metropolitan District;
  Series 2005 A, Limited Tax GO,
  6.13%, 12/01/25(a)                                          750        783,217
--------------------------------------------------------------------------------
  6.25%, 12/01/35(a)                                          750        786,105
--------------------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose Inc.);
  Series 2003 A,
  Health Care Facilities RB,
  5.75%, 02/01/15(a)                                          250        254,190
--------------------------------------------------------------------------------
  6.75%, 02/01/22(a)                                          200        208,766
--------------------------------------------------------------------------------
  7.00%, 02/01/25(a)                                          800        841,728
--------------------------------------------------------------------------------
Murphy Creek Metropolitan District No. 3;
  Series 2006,
  Refunding & Improvement Limited Tax GO,
  6.00%, 12/01/26(a)                                        2,540      2,650,287
--------------------------------------------------------------------------------
  6.13%, 12/01/35(a)                                        2,000      2,097,580
--------------------------------------------------------------------------------
Neu Towne Metropolitan District;
  Series 2004, Limited Tax GO,
7.25%, 12/01/34 (a)                                           775        839,581
--------------------------------------------------------------------------------
Northwest Metropolitan District No. 3,
  Series 2005, Limited Tax GO,
  6.13%, 12/01/25(a)                                        1,000      1,037,600
--------------------------------------------------------------------------------
  6.25%, 12/01/35(a)                                        2,000      2,075,360
--------------------------------------------------------------------------------
Piney Creek Village Metropolitan
  District; Series 2005, Limited Tax GO,
5.50%, 12/01/35 (a)                                         1,200      1,193,184
--------------------------------------------------------------------------------
Riverdale Peaks II Metropolitan District;
  Series 2005, Unlimited Tax GO,
6.50%, 12/01/35 (a)                                         1,000      1,037,340
--------------------------------------------------------------------------------
Saddle Rock (City of) South
  Metropolitan District No. 2 (Mill Levy
  Obligation); Series 2000, Limited Tax GO,
7.20%, 12/01/19 (a)                                           500        520,540
--------------------------------------------------------------------------------
Serenity Ridge Metropolitan
  District No. 2; Series 2004, Limited Tax GO,
7.50%, 12/01/34 (a)                                           750        824,760
--------------------------------------------------------------------------------
Southlands Metropolitan District No. 1;
  Series 2004, Unlimited Tax GO,
  6.75%, 12/01/16(a)                                          500        544,275
--------------------------------------------------------------------------------
  7.13%, 12/01/34(a)                                          500        545,520
--------------------------------------------------------------------------------
Table Rock Metropolitan District;
  Series 2003, Limited Tax GO,
7.00%, 12/01/33 (a)                                           750        795,945
--------------------------------------------------------------------------------
University of Colorado Hospital
  Authority; Series 2006 A, RB,
5.00%, 11/15/37 (a)                                           500        492,185
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

COLORADO--(CONTINUED)

University of Northern Colorado
  (Auxiliary Facilities System); Series
  2001, Refunding & Improvement RB,
(INS-Ambac Assurance Corp.)
  5.00%, 06/01/23 (a)(b)                             $      1,000   $  1,021,300
--------------------------------------------------------------------------------
Wheatlands Metropolitan District No. 2;
  Series 2005,
  Limited Tax GO,
  6.00%, 12/01/25(a)                                          580        596,559
--------------------------------------------------------------------------------
  6.13%, 12/01/35(a)                                        2,000      2,060,440
--------------------------------------------------------------------------------
Wyndham Hill Metropolitan District No. 2;
  Series 2005,
  Limited Tax GO,
  6.25%, 12/01/25(a)                                          750        771,173
--------------------------------------------------------------------------------
  6.38%, 12/01/35(a)                                        1,000      1,028,430
================================================================================
                                                                      57,898,921
================================================================================

DELAWARE--0.50%

Sussex (County of) (Cadbury at Lewes Project);
  Series 2006 A,
  First Mortgage RB,
  5.45%, 01/01/16(a)                                          865        856,791
--------------------------------------------------------------------------------
  5.90%, 01/01/26(a)                                          750        762,540
--------------------------------------------------------------------------------
  6.00%, 01/01/35(a)                                          600        609,984
================================================================================
                                                                       2,229,315
================================================================================

DISTRICT OF COLUMBIA--0.57%

District of Columbia Tobacco Settlement
  Financing Corp.;
  Series 2001,
  Asset-Backed RB,
  6.25%, 05/15/24(a)                                          475        502,977
--------------------------------------------------------------------------------
  6.50%, 05/15/33(a)                                        1,785      2,009,321
================================================================================
                                                                       2,512,298
================================================================================

FLORIDA--5.59%

Concorde Estates Community
  Development District; Series 2004 B,
  Capital Improvement RB,
5.00%, 05/01/11 (a)                                           300        300,300
--------------------------------------------------------------------------------
Cory Lakes Community Development District;
  Series 2001 A,
  Special Assessment GO,
  8.38%, 05/01/17(a)                                          415        466,352
--------------------------------------------------------------------------------
  Series 2001 B,
  Special Assessment GO,
  8.38%, 05/01/17(a)                                          195        197,383
--------------------------------------------------------------------------------
Cypress Lakes Community
  Development District; Series
  2004 A, Special Assessment RB,
6.00%, 05/01/34 (a)                                           600        623,058
--------------------------------------------------------------------------------
East Homestead Community
  Development District; Series
  2005, Special Assessment RB,
5.45%, 11/01/36 (a)                                           875        874,291
--------------------------------------------------------------------------------
Halifax (County of) Hospital Medical Center;
  Series 2006 A,
  Refunding & Improvement RB,
  5.25%, 06/01/26(a)                                        1,000      1,012,270
  5.00%, 06/01/38(a)                                        1,500      1,462,575
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

FLORIDA--(CONTINUED)

Islands at Doral Southwest
  Community Development District;
  Series 2003, Special Assessment GO,
6.38%, 05/01/35 (a)                                  $        500   $    533,110
--------------------------------------------------------------------------------
Jacksonville (City of) Economic
  Development Commission (Mayo Clinic);
  Series 2006, Health Care Facilities RB,
5.00%, 11/15/36 (a)                                         5,250      5,331,375
--------------------------------------------------------------------------------
Lee (County of) Industrial
  Development Authority (Cypress Cove at
  HealthPark); Series 2002 A, Health Care
  Facilities IDR,
6.75%, 10/01/32 (a)                                         1,250      1,333,463
--------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities Authority
  (Mount Sinai Medical Center);
  Series 2001 A,
  Hospital RB,
  6.70%, 11/15/19(a)                                        1,000      1,090,510
--------------------------------------------------------------------------------
  Series 2004,
  Refunding Hospital RB,
  6.75%, 11/15/29 (Acquired 04/26/04;
  Cost $482,320)(a)(e)                                        500        554,370
--------------------------------------------------------------------------------
Midtown Miami Community Development District
  (Parking Garage Project);
  Series 2004 A,
  Special Assessment RB,
  6.00%, 05/01/24(a)                                        1,000      1,073,140
--------------------------------------------------------------------------------
  6.25%, 05/01/37(a)                                        1,000      1,079,130
--------------------------------------------------------------------------------
Mount Dora (City of) Health Facilities Authority
  (Waterman Village Project);
  Series 2004 A, Refunding RB,
5.75%, 08/15/18 (a)                                           750        753,555
--------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Adventist Health System); Series 2002,
  Hospital RB,
5.63%, 11/15/32 (a)                                         1,065      1,118,676
--------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Orlando Lutheran Towers, Inc.); Series 2005,
  Refunding Health Care Facilities RB,
  5.38%, 07/01/20(a)                                        1,100      1,067,891
--------------------------------------------------------------------------------
  5.70%, 07/01/26(a)                                        1,000        991,640
--------------------------------------------------------------------------------
Poinciana Community Development District;
  Series 2000 A, Special Assessment RB,
7.13%, 05/01/31 (a)                                           900        965,250
--------------------------------------------------------------------------------
Principal One Community Development District;
  Series 2005, Special Assessment GO,
5.65%, 05/01/35 (a)                                           655        658,131
--------------------------------------------------------------------------------
Reunion East Community Development District;
  Series 2002 A, Special Assessment RB,
7.38%, 05/01/33 (a)                                         1,000      1,105,760
--------------------------------------------------------------------------------
Urban Orlando Community Development District;
  Series 2001 A,
  Capital Improvement Special Assessment GO,
  6.95%, 05/01/33(a)                                          995      1,068,998
--------------------------------------------------------------------------------
  Series 2004,
  Capital Improvement Special Assessment GO,


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

FLORIDA--(CONTINUED)
  6.25%, 05/01/34(a)                                 $      1,000   $  1,060,820
================================================================================
                                                                      24,722,048
================================================================================

GEORGIA--3.54%

Atlanta (City of) (Atlantic Station Project);
  Series 2001,
  Tax Allocation GO,
  7.75%, 12/01/14(a)                                          750        825,563
--------------------------------------------------------------------------------
  7.90%, 12/01/24(a)                                          750        826,657
--------------------------------------------------------------------------------
Atlanta (City of) (Eastside Project);
  Series 2005 B,
  Tax Allocation GO,
  5.40%, 01/01/20(a)                                        1,000      1,006,730
--------------------------------------------------------------------------------
  5.60%, 01/01/30(a)                                        2,000      2,027,800
--------------------------------------------------------------------------------
Atlanta (City of) (Princeton Lakes Project);
  Series 2006, Tax Allocation GO,
5.50%, 01/01/31 (Acquired 03/10/06;
  Cost $735,000) (a)(e)                                       735        732,545
--------------------------------------------------------------------------------
Atlanta (City of) (Atlantic Station Project)
  Series 2006, VRD Sub-Lien Tax Allocation Bond,
(LOC-Wachovia Bank N.A.)
  4.07%, 12/01/24 (Acquired 04/24/06;
  Cost $8,000,000) (e)(f)(g)                                8,000      8,000,000
--------------------------------------------------------------------------------
Fulton (County of) Residential Care Facilities
  Authority (Canterbury Court Project);
  Series 2004 A,
  RB,
  6.13%, 02/15/26(a)                                          500        518,910
--------------------------------------------------------------------------------
  6.13%, 02/15/34(a)                                          200        203,796
--------------------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Series 1993,
  Solid Waste Disposal IDR,
7.50%, 01/01/26 (a)(h)                                      1,500      1,513,200
================================================================================
                                                                      15,655,201
================================================================================

ILLINOIS--6.61%

Bedford Park (Village of); Series 2005, Refunding
  Tax Increment Allocation GO,
5.13%, 12/30/18 (a)                                         1,325      1,298,076
--------------------------------------------------------------------------------
Chicago (City of) (Chatham Ridge Redevelopment
  Project);
  Series 2002,
  Tax Increment Allocation GO,
  5.95%, 12/15/12(a)                                          275        287,026
--------------------------------------------------------------------------------
  6.05%, 12/15/13(a)                                          475        498,935
--------------------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Series 2003,
  Special Assessment RB,
  6.63%, 12/01/22(a)                                          500        535,845
--------------------------------------------------------------------------------
  6.75%, 12/01/32(a)                                          500        534,795
--------------------------------------------------------------------------------
Dupage (County of) Special Service Area No. 31
  (Monarch Landing Project);
  Series 2006,
  Special Tax RB,
  5.40%, 03/01/16(a)                                          250        248,790
--------------------------------------------------------------------------------
  5.63%, 03/01/36(a)                                        1,250      1,238,488
--------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Beacon Hill);
  Series 2005 A,



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)

  Refunding RB,
  5.15%, 02/15/13(a)                                 $        655   $    657,515
--------------------------------------------------------------------------------
  5.25%, 02/15/14(a)                                          300        300,921
--------------------------------------------------------------------------------
  5.35%, 02/15/15(a)                                          225        226,352
--------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Clare Oaks Project);
  Series 2006 A,
  RB,
  6.00%, 11/15/27(a)                                        1,000      1,004,520
--------------------------------------------------------------------------------
  6.00%, 11/15/39(a)                                        1,000        995,060
--------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Friendship Village Schaumburg);
  Series 2005 A,
  RB,
  5.38%, 02/15/25(a)                                        1,000        998,180
--------------------------------------------------------------------------------
  5.63%, 02/15/37(a)                                        1,000      1,003,650
--------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Luther Oaks Project);
  Series 2006 A,
  RB,
  6.00%, 08/15/26(a)                                          850        873,953
--------------------------------------------------------------------------------
  5.70%, 08/15/28(a)                                          500        497,970
--------------------------------------------------------------------------------
  6.00%, 08/15/39(a)                                        1,460      1,483,798
--------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Smith Village Project);
  Series 2005 A,
  RB,
  5.70%, 11/15/20(a)                                          500        498,410
--------------------------------------------------------------------------------
  6.25%, 11/15/35(a)                                        3,000      3,059,400
--------------------------------------------------------------------------------
Illinois (State of) Finance Authority
  (The Landing at Plymouth Place Project);
  Series 2005 A, RB,
6.00%, 05/15/37 (a)                                         3,200      3,275,840
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bethesda Home & Retirement Center);
  Series 1999 A, RB,
6.25%, 09/01/14 (a)                                           500        516,360
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Lutheran Hillside Village Project);
  Series 2001 A, RB,
7.38%, 08/15/31 (a)                                         1,000      1,080,070
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Swedish American Hospital); Series 2000, RB,
6.88%, 05/15/10 (a)(c)(d)                                     690        759,352
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Villa St Benedict); Series 2003 A-1, RB,
6.90%, 11/15/33 (a)                                           500        543,380
--------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority;
  Series 2003 A, RB,
7.00%, 11/15/32 (a)                                           800        854,248
--------------------------------------------------------------------------------
Lincolnshire (Village of) Special Service Area
  No. 1 (Sedgebrook Project);
  Series 2004,
  Special Tax GO,
  5.00%, 03/01/11(a)                                          520        527,202
--------------------------------------------------------------------------------
  6.25%, 03/01/34(a)                                          750        784,080
--------------------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.
  (Lombard Conference Center &  Hotel);
  Series 2005 A-1,
  First Tier RB,
  7.13%, 01/01/36(a)                                        2,500      2,642,675
--------------------------------------------------------------------------------
  6.38%, 01/01/15(a)                                          750        761,243
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

ILLINOIS--(CONTINUED)

Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Series 2002 A,
  Dedicated State Tax RB,
(INS-MBIA Insurance Corp.)
  5.00%, 12/15/28 (a)(b)                             $      1,250   $  1,266,787
================================================================================
                                                                      29,252,921
================================================================================

INDIANA--1.49%

Delaware (County of) Hospital Authority
  (Cardinal Health System Obligated Group);
  Series 2006, Hospital RB,
5.00%, 08/01/24 (a)                                         1,000        977,860
--------------------------------------------------------------------------------
5.13%, 08/01/29 (a)                                         3,000      2,954,010
--------------------------------------------------------------------------------
Indiana (State of) Health & Educational Facility
  Financing Authority (Jackson County Schneck
  Memorial Hospital Project); Series 2006 A,
  Hospital RB,
5.25%, 02/15/36 (a)                                           550        559,939
--------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power & Light Co.);
  Series 1991, Refunding PCR,
5.75%, 08/01/21 (a)                                         1,000      1,056,130
--------------------------------------------------------------------------------
St. Joseph (County of) (Holy Cross Village Notre
  Dame Project); Series 2006 A, Economic
  Development RB,
6.00%, 05/15/26 (a)                                         1,015      1,055,549
================================================================================
                                                                       6,603,488
================================================================================

IOWA--1.31%

Des Moines (City of) (Luther Park Apartments Inc.
  Project); Series 2004, Sr. Housing RB,
6.00%, 12/01/23 (a)                                           500        510,560
--------------------------------------------------------------------------------
Iowa (State of) Finance Authority
  (Friendship Haven Project); Series 2004 A,
  Retirement Community RB,
6.13%, 11/15/32 (a)                                           500        503,355
--------------------------------------------------------------------------------
Marion (City of) (Village Place at Marion
  Project);
  Series 2005 A,
  Multi-Family Housing RB,
  5.65%, 09/01/25(a)                                          155        151,703
--------------------------------------------------------------------------------
  6.00%, 09/01/35(a)                                          400        391,076
--------------------------------------------------------------------------------
Polk (County of) (Luther Park Health Center Inc.
  Project);
  Series 2003,
  Health Care Facilities RB,
  6.50%, 10/01/20(a)                                          750        770,588
--------------------------------------------------------------------------------
  Series 2004,
  Health Care Facilities RB,
  6.00%, 10/01/24(a)                                          290        296,020
--------------------------------------------------------------------------------
  6.15%, 10/01/36(a)                                          600        605,622
--------------------------------------------------------------------------------
Scott (County of) (Ridgecrest Village Project);
  Series 2000 A,
  RB,
  7.25%, 11/15/26(a)                                          750        804,697
--------------------------------------------------------------------------------
  Series 2004,
  Refunding RB,



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-5

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

IOWA--(CONTINUED)

  4.75%, 11/15/12(a)                                 $        750   $    724,778
--------------------------------------------------------------------------------
  5.63%, 11/15/18(a)                                        1,000      1,011,970
================================================================================
                                                                       5,770,369
================================================================================

KANSAS--2.37%

Hutchinson (City of) (Wesley Towers, Inc.);
  Series 1999 A, Refunding & Improvement Health
  Care Facilities RB,
6.25%, 11/15/19 (a)                                           750        767,842
--------------------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc.);
  Series 2005 A, Refunding Senior Living
  Facility RB,
5.60%, 05/15/28 (a)                                         1,500      1,492,410
--------------------------------------------------------------------------------
Olathe (City of) (Catholic Care Campus Inc.
  Project);
  Series 2006 A,
  Senior Living Facility RB,
  6.00%, 11/15/26(a)                                        1,000      1,041,460
--------------------------------------------------------------------------------
  6.00%, 11/15/38(a)                                        2,000      2,065,980
--------------------------------------------------------------------------------
Overland Park Development Corp.
  (Overland Park Convention Center Hotel
  Project); Series 2001 A, First Tier RB,
7.38%, 01/01/32 (a)                                         1,500      1,636,035
--------------------------------------------------------------------------------
Roeland Park (City of) (Roeland Park
  Redevelopment, LLC Project); Series 2005,
  Special Obligations Tax Increment Allocation
  RB,
5.75%, 08/01/24 (a)                                           920        902,226
--------------------------------------------------------------------------------
Roeland Park (City of) Transportation Development
  District (TDD #1 Project); Series 2005, Sales
  Tax RB, 5.75%, 12/01/25(a)                                  525        519,887
  Series 2006 A,
  Sales Tax RB,
  5.88%, 12/01/09(a)                                           40         40,678
--------------------------------------------------------------------------------
  5.88%, 12/01/25(a)                                        1,050      1,037,368
--------------------------------------------------------------------------------
Roeland Park (City of) Transportation Development
  District (TDD #2 Project); Series 2006 B, Sales
  Tax RB,
5.88%, 12/01/25 (a)                                         1,000        987,970
================================================================================
                                                                      10,491,856
================================================================================

KENTUCKY--2.36%

Kentucky (State of) Economic Development Finance
  Authority (Christian Church Homes of Kentucky,
  Inc.); Series 1998, Health Care Facilities RB,
5.50%, 11/15/30 (a)                                           700        687,050
--------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
  Funding Trust; Series 2002, Lease Program VRD
  RB,
(LOC-U.S. Bank, N.A.)
  3.99%, 04/01/32 (f)(g)(i)                                 9,749      9,749,000
================================================================================
                                                                      10,436,050
================================================================================


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

MAINE--0.12%

Maine (State of) Turnpike Authority;
  Series 2003, Turnpike RB,
(INS-Ambac Assurance Corp.)
  5.00%, 07/01/33 (a)(b)                             $        500   $    506,760
================================================================================

MARYLAND--1.83%

Annapolis (City of) (Park Place Project);
  Series 2005 A, Special Obligations RB,
5.35%, 07/01/34 (a)                                         2,000      2,002,200
--------------------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center
  Project); Series 2002, Tax Increment
  Allocation Financing RB,
5.00%, 07/01/12 (a)                                           200        201,598
--------------------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor Project);
  Series 2003, Special Obligation RB,
7.00%, 07/01/33 (a)                                           968      1,047,521
--------------------------------------------------------------------------------
Howard (County of); Series 2000 A, Retirement
  Community RB,
7.88%, 05/15/10 (a)(c)(d)                                     780        903,739
--------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational
  Facilities Authority (Medstar Health); Series
  2004, Refunding RB,
5.50%, 08/15/33 (a)                                         1,250      1,286,138
--------------------------------------------------------------------------------
Maryland (State of) Health & Higher Educational
  Facilities Authority (University of Maryland
  Medical System);
  Series 2000, RB,
6.75%, 07/01/10 (a)(c)(d)                                   1,000      1,108,540
--------------------------------------------------------------------------------
Maryland (State of) Health and Higher Educational
  Facilities Authority (Edenwald); Series 2006 A,
  RB,
5.40%, 01/01/31 (a)                                           500        500,650
--------------------------------------------------------------------------------
Maryland (State of) Industrial Development Finance
  Authority (Our Lady of Good Counsel High School
  Facility); Series 2005 A, RB,
6.00%, 05/01/35 (a)                                         1,000      1,051,320
================================================================================
                                                                       8,101,706
================================================================================

MASSACHUSETTS--0.25%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B, RB,
7.50%, 12/01/10 (a)(c)(d)                                     500        571,320
--------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House, Inc.);
  Series 1999 A, Refunding RB,
6.88%, 01/01/29 (a)                                           500        514,515
================================================================================
                                                                       1,085,835
================================================================================

MICHIGAN--3.39%

Chandler Park Academy; Series 2005, RB,
5.13%, 11/01/30 (a)                                         1,050      1,009,701
--------------------------------------------------------------------------------
Detroit Community High School;
  Series 2005,
  Public School Academy RB,
  5.65%, 11/01/25(a)                                        1,485      1,439,886
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-6

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

MICHIGAN--(CONTINUED)

  RB,
  5.75%, 11/01/30(a)                                 $      1,000   $    972,490
--------------------------------------------------------------------------------
Gaylord (City of) Hospital Finance Authority
  (Otsego Memorial Hospital Association);
  Series 2004, Refunding Limited Obligation RB,
6.50%, 01/01/31 (a)                                           700        718,361
--------------------------------------------------------------------------------
Gogebic (County of) Hospital Finance Authority
  (Grand View Health System, Inc.); Series 1999,
  Refunding RB,
5.88%, 10/01/16 (a)                                           920        935,106
--------------------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project); Series 2005 A,
  RB,
5.75%, 07/01/25 (a)                                           500        524,295
--------------------------------------------------------------------------------
Mecosta (County of) General Hospital; Series 1999,
  Refunding Unlimited Tax GO,
6.00%, 05/15/18 (a)                                           500        512,815
--------------------------------------------------------------------------------
Michigan (State of) Hospital Finance Authority
  (Presbyterian Village);
  Series 2005,
  Refunding RB,
  4.88%, 11/15/16(a)                                          685        680,780
--------------------------------------------------------------------------------
  5.25%, 11/15/25(a)                                          450        450,162
--------------------------------------------------------------------------------
  5.50%, 11/15/35(a)                                          750        758,130
--------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy Project);
  Series 2001,
  Public School Academy Facilities Program RB,
  7.63%, 10/01/21(a)                                          700        749,812
--------------------------------------------------------------------------------
  7.75%, 10/01/31(a)                                          500        536,685
--------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Series 2001 C,
  Refunding Limited Obligation PCR,
5.45%, 09/01/29 (a)                                           500        519,035
--------------------------------------------------------------------------------
Monroe (County of) Hospital Finance Authority
  (Mercy Memorial Hospital Corporate Obligated
  Group); Series 2006, Hospital Refunding RB,
5.38%, 06/01/26 (a)                                           500        507,450
--------------------------------------------------------------------------------
5.50%, 06/01/35 (a)                                           500        508,450
--------------------------------------------------------------------------------
Summit Academy North;
  Series 2005,
  Refunding Michigan Public School Academy RB,
  5.35%, 11/01/25(a)                                          500        461,355
--------------------------------------------------------------------------------
  5.50%, 11/01/30(a)                                        2,500      2,310,250
--------------------------------------------------------------------------------
Wenonah Park Properties, Inc. (Bay City Hotel);
  Series 2002,
  RB,
  7.88%, 04/01/22(a)                                          500        475,030
--------------------------------------------------------------------------------
  7.50%, 04/01/33(a)                                        1,000        900,050
================================================================================
                                                                      14,969,843
================================================================================


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

MINNESOTA--10.70%

Apple Valley (City of) Economic Development
  Authority (Evercare Senior Living LLC Projects);
  Series 2005 A, Health Care RB,
6.13%, 06/01/35 (a)                                  $      2,240   $  2,240,627
--------------------------------------------------------------------------------
Becker (City of) (Shepherd of Grace Project);
  Series 2006,
  Senior Housing RB,
  5.75%, 05/01/24(a)                                          715        712,805
--------------------------------------------------------------------------------
  5.88%, 05/01/29(a)                                        1,000        991,470
--------------------------------------------------------------------------------
  5.88%, 05/01/33(a)                                        1,000        987,270
--------------------------------------------------------------------------------
  5.88%, 05/01/41(a)                                          740        723,098
--------------------------------------------------------------------------------
  6.00%, 05/01/41(a)                                        1,000        995,270
--------------------------------------------------------------------------------
Bemidji (City of) (North Country Health Services);
  Series 2006, Refunding First Mortgage Health
  Care Facilities RB,
5.00%, 09/01/24 (a)                                           250        253,565
--------------------------------------------------------------------------------
Buhl (City of) (Forest Health Services Project);
  Series 2003 A,
  Nursing Home RB,
  6.40%, 08/01/23(a)                                          575        568,261
--------------------------------------------------------------------------------
  6.75%, 08/01/27(a)                                          500        504,415
--------------------------------------------------------------------------------
Carlton (City of) Health Care & Housing Facilities
  (Inter-Faith Care Center Project); Series 2006,
  RB,
5.70%, 04/01/36 (a)                                         1,500      1,481,430
--------------------------------------------------------------------------------
Cloquet (City of) (HADC Cloquet LLC Project);
  Series 2005 A,
  Refunding Housing Facilities RB,
  5.00%, 08/01/20(a)                                          575        569,244
--------------------------------------------------------------------------------
  5.50%, 08/01/25(a)                                        1,035      1,034,948
--------------------------------------------------------------------------------
  5.88%, 08/01/35(a)                                          865        867,681
--------------------------------------------------------------------------------
Cold Spring (City of) (Assumption Home, Inc.);
  Series 2005,
  Nursing Home & Senior Housing RB,
  5.50%, 03/01/25(a)                                          425        425,399
--------------------------------------------------------------------------------
  5.75%, 03/01/35(a)                                          600        593,706
--------------------------------------------------------------------------------
Cuyana Range Hospital District;
  Series 2005,
  Health Facilities RB,
  5.20%, 06/01/25(a)                                          400        399,504
--------------------------------------------------------------------------------
  5.50%, 06/01/35(a)                                        1,000      1,004,150
--------------------------------------------------------------------------------
Duluth (City of) Economic Development Authority
  (Benedictine Health System-St. Mary's Duluth
  Clinic); Series 2004, Health Care Facilities RB,
5.25%, 02/15/33 (a)                                           500        505,595
--------------------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project);
  Series 2002 A,
  Health Care Facilities RB,
  6.63%, 12/01/22(a)                                          250        263,025
--------------------------------------------------------------------------------
  6.63%, 12/01/30(a)                                          250        261,795
--------------------------------------------------------------------------------
Fairmont (City of) (Homestead-Governmental and
  Educational Assistance Corp. Project); Series
  2002 A-1, Housing Facilities RB,
7.25%, 04/01/22 (a)                                           915        968,015
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-7

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

MINNESOTA--(CONTINUED)

Fairmont (City of)(Goldfinch Estates-Governmental
  and Educational Assistance Corp. Project);
  Series 2005 A Housting Facilities RB,
6.25%, 10/01/25 (a)                                  $      2,500   $  2,529,925
--------------------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project);
  Series 2001,
  Health Care Facilities RB,
  7.40%, 04/01/11(a)(c)(d)                                    250        284,263
--------------------------------------------------------------------------------
  7.50%, 04/01/11(a)(c)(d)                                    500        570,650
--------------------------------------------------------------------------------
  Series 2005,
  Health Care Facilities RB,
  5.00%, 04/01/31(a)                                        1,000        979,070
--------------------------------------------------------------------------------
Maplewood (City of) (Volunteers of America Care
  Center Project);
  Series 2005 A,
  Health Care Facilities RB,
  5.25%, 10/01/19(a)                                        1,250      1,226,275
--------------------------------------------------------------------------------
  5.38%, 10/01/24(a)                                        2,500      2,441,275
--------------------------------------------------------------------------------
  5.00%, 10/01/13 (a)                                         775        763,972
--------------------------------------------------------------------------------
Minneapolis (City of) (Shelter Care Foundation);
  Series 1999 A, Health Care Facilities RB,
6.00%, 04/01/10 (a)                                           570        565,605
--------------------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony
  Falls Project); Series 2004, Refunding Tax
  Increment GO,
5.75%, 02/01/27 (a)                                           605        606,621
--------------------------------------------------------------------------------
Moorehead (City of) (Sheyenne Crossing Project);
  Series 2006, Senior Housing RB,
5.65%, 04/01/29 (a)                                         2,355      2,325,091
--------------------------------------------------------------------------------
Moorhead (City of) Economic Development Authority
  (Eventide Catered Living Facility Project);
  Series 1998 A, Refunding Multi-Family Housing
  RB,
6.00%, 06/01/18 (a)                                           500        500,165
--------------------------------------------------------------------------------
Northwest Multi-County Housing & Redevelopment
  Authority (Pooled Housing Program);
  Series 2005 A,
  Refunding Governmental Housing RB,
  5.35%, 07/01/15(a)                                           70         68,655
--------------------------------------------------------------------------------
  6.20%, 07/01/30(a)                                        2,000      1,958,700
--------------------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project); Series
  2004, Refunding Senior Housing RB,
6.00%, 04/01/24 (a)                                         1,000      1,039,470
--------------------------------------------------------------------------------
Owatonna (City of) (Senior Living Project):
  Series 2006 A, Senior Housing RB,
5.80%, 10/01/29 (a)                                           400        394,188
--------------------------------------------------------------------------------
Pine City (City of) (Lakes International Language
  Academy Project);
  Series 2006 A,
  Lease RB,
  6.00%, 05/01/26(a)                                          480        476,381
--------------------------------------------------------------------------------
  6.25%, 05/01/35(a)                                          550        545,220
--------------------------------------------------------------------------------
Ramsey (City of) (Pact Charter School Project);
  Series 2004 A,


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

MINNESOTA--(CONTINUED)

  Lease RB,
  6.50%, 12/01/22(a)                                 $        925   $    931,318
--------------------------------------------------------------------------------
  6.75%, 12/01/33(a)                                          150        151,011
--------------------------------------------------------------------------------
Rochester (City of) (Mayo Clinic); Series 2006,
  Health Care Facilities RB,
5.00%, 11/15/36 (a)                                         2,760      2,820,196
--------------------------------------------------------------------------------
Rochester (City of) (Samaritan Bethany Inc.
  Project);
  Series 2003 A,
  Health Care & Housing RB,
  5.38%, 08/01/12(a)                                          165        165,510
--------------------------------------------------------------------------------
  5.50%, 08/01/13(a)                                          195        197,787
--------------------------------------------------------------------------------
  6.25%, 08/01/19(a)                                        1,100      1,130,173
--------------------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional Medical
  Center); Series 2004, Health Care Facilities RB,
5.25%, 09/01/34 (a)                                           500        507,915
--------------------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project);
  Series 2002,
  Multi-Family Housing RB,
  7.00%, 10/01/23(a)(h)                                       495        507,548
--------------------------------------------------------------------------------
  7.45%, 10/01/32(a)(h)                                       155        161,681
--------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy Project);
  Series 2001 A, Lease RB,
7.38%, 12/01/19 (a)                                           900        938,241
--------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School); Series
  2002 A, Lease RB,
7.50%, 12/01/31 (a)                                           890        899,025
--------------------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority; Series 2005, Refunding Lease RB,
6.50%, 01/01/22 (a)                                         1,620      1,352,830
--------------------------------------------------------------------------------
St. Paul (City of) Port Authority
  (Radisson Kellogg Project);
  Series 1999 2, Hotel Facility RB,
7.38%, 08/01/08 (a)(c)(d)                                   1,225      1,342,085
--------------------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food
  Sciences);
  Series 2004 A,
  Lease RB,
  6.38%, 12/01/24(a)                                          900        887,481
--------------------------------------------------------------------------------
  6.60%, 12/01/34(a)                                          275        269,624
--------------------------------------------------------------------------------
Virginia (City of) Housing & Redevelopment
  Authority; Series 2005, Health Care Facility
  Lease RB,
5.38%, 10/01/30 (a)                                           365        366,683
--------------------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy
  Project); Series 2002 A,
  Refunding Lease RB,
  7.38%, 12/01/24(a)                                          250        268,793
--------------------------------------------------------------------------------
  7.50%, 12/01/31(a)                                          750        805,087
================================================================================
                                                                      47,329,787
================================================================================

MISSOURI--4.22%

370/Missouri Bottom Road/Tussing Road
  Transportation Development District;
  Series 2002,


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-8

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

MISSOURI--(CONTINUED)

  RB,
  7.00%, 05/01/22(a)                                 $        750   $    822,472
--------------------------------------------------------------------------------
  7.20%, 05/01/33(a)                                          500        545,460
--------------------------------------------------------------------------------
Belton (City of) (Belton Town Center Project);
  Series 2006,
  Tax Increment Allocation RB,
  5.00%, 03/01/10(a)                                           50         50,489
--------------------------------------------------------------------------------
  5.00%, 03/01/11(a)                                          155        156,370
--------------------------------------------------------------------------------
  5.00%, 03/01/12(a)                                          125        125,635
--------------------------------------------------------------------------------
  5.00%, 03/01/14(a)                                          175        172,960
--------------------------------------------------------------------------------
  5.13%, 03/01/15(a)                                          125        123,188
--------------------------------------------------------------------------------
  5.25%, 03/01/16(a)                                          100         98,911
--------------------------------------------------------------------------------
  5.50%, 03/01/20(a)                                          250        246,323
--------------------------------------------------------------------------------
  5.63%, 03/01/25(a)                                          600        592,440
--------------------------------------------------------------------------------
Branson (City of) Industrial Development
  Authority (Branson Landing-Retail Project);
  Series 2005, Tax Increment Allocation GO,
5.25%, 06/01/21 (a)                                         1,500      1,479,345
--------------------------------------------------------------------------------
Des Peres (City of) (West County Center Project);
  Series 2002 A, Refunding Tax Increment RB,
5.75%, 04/15/20 (a)                                         1,000      1,011,920
--------------------------------------------------------------------------------
Desloge (City of) (U.S. Highway 67/State Street
  Redevelopment Project); Series 2005, Refunding
  Tax Increment Allocation GO,
5.20%, 04/15/20 (a)                                           955        940,245
--------------------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project); Series
  2001 A, Refunding & Improvement Tax Increment
  RB,
7.00%, 10/01/11 (a)(c)(d)                                   1,015      1,163,149
--------------------------------------------------------------------------------
Grandview (City of) Industrial Development
  Authority (Grandview Crossing Project 1);
  Series 2006, Tax Increment Allocation IDR,
5.75%, 12/01/28 (a)                                         1,250      1,226,012
--------------------------------------------------------------------------------
Hanley Road & North of Folk Ave Transportation
  District;
  Series 2005,
  RB,
  5.00%, 10/01/25(a)                                          940        920,918
--------------------------------------------------------------------------------
  5.40%, 10/01/31(a)                                          750        733,853
--------------------------------------------------------------------------------
Kansas City (City of) Industrial Development
  Authority (The Bishop Spencer Place, Inc.);
  Series 2004 A, First Mortgage Health Care
  Facilities IDR,
6.25%, 01/01/24 (a)                                           500        518,325
--------------------------------------------------------------------------------
Maplewood (City of) (Maplewood South
  Redevelopment Area);
  Series 2005,
  Refunding Tax Increment RB,
  5.20%, 11/01/22(a)                                          500        495,675
--------------------------------------------------------------------------------
  5.75%, 11/01/26(a)                                        1,350      1,363,675
--------------------------------------------------------------------------------
Ozark Centre Transportation Development District
  (Ozark Centre Project); Series 2005,
  Transportation Sales Tax RB,
5.38%, 09/01/32 (a)                                           175        171,140
--------------------------------------------------------------------------------
Raymore (City of);
  Series 2005,


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

MISSOURI--(CONTINUED)

  Tax Increment Allocation RB,
  5.38%, 03/01/20(a)                                 $        500   $    491,420
--------------------------------------------------------------------------------
  5.63%, 03/01/28(a)                                        1,250      1,235,250
--------------------------------------------------------------------------------
Richmond Heights (City of) (Francis Place
  Redevelopment Project); Series 2005,
  Refunding & Improvement Tax Increment &
  Transportation Sales Tax RB,
5.63%, 11/01/25 (a)                                           750        749,062
--------------------------------------------------------------------------------
St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project);
  Series 2005 A,
  Tax Increment Allocation IDR,
  5.25%, 11/01/13(a)                                          500        506,185
--------------------------------------------------------------------------------
  5.38%, 11/01/24(a)                                          500        489,130
--------------------------------------------------------------------------------
  5.50%, 11/01/27(a)                                          750        733,815
--------------------------------------------------------------------------------
  Series 2005 B,
  Tax Increment RB,
  5.38%, 11/01/23(a)                                          500        498,845
--------------------------------------------------------------------------------
  5.50%, 11/01/27(a)                                        1,000      1,001,570
================================================================================
                                                                      18,663,782
================================================================================

NEVADA--0.61%

Boulder City (City of) (Boulder City Hospital
  Inc. Project); Series 1998, Refunding Hospital
  RB,
5.85%, 01/01/22 (a)                                         1,000      1,002,190
--------------------------------------------------------------------------------
Las Vegas Valley Water District; Series 2003 A,
  Refunding & Water Improvement Limited Tax GO,
(INS-Federal Guaranty Insurance Co.)
  5.00%, 06/01/32 (a)(b)                                    1,150      1,167,560
--------------------------------------------------------------------------------
University and Community College
  System of Nevada; Series 2002 A,
  Universities RB,
(INS-Financial Guaranty Insurance Co.)
  5.40%, 07/01/31 (a)(b)                                      500        519,670
================================================================================
                                                                       2,689,420
================================================================================

NEW HAMPSHIRE--0.61%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A, RB,
6.88%, 10/01/19 (a)                                         1,050      1,105,062
--------------------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (The Huntington at Nashua);
  Series 2003 A,
  RB,
  6.88%, 05/01/23(a)                                          750        794,887
--------------------------------------------------------------------------------
  6.88%, 05/01/33(a)                                          750        790,830
================================================================================
                                                                       2,690,779
================================================================================

NEW JERSEY--2.32%

New Jersey (State of) Economic Development
  Authority (Arbor); Series 1998 A, Senior
  Mortgage RB,
5.88%, 05/15/16 (a)                                           120        122,870
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-9

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

NEW JERSEY--(CONTINUED)

New Jersey (State of) Economic Development
  Authority (Cedar Crest Village, Inc. Facility);
  Series 2001 A, Retirement Community RB,
7.25%, 11/15/21 (a)                                  $        500   $    542,430
--------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc. Project);
  Series 1999,
  Special Facility RB,
  6.25%, 09/15/29(a)(h)                                     1,000      1,024,100
--------------------------------------------------------------------------------
  Series 2000,
  Special Facility RB,
  7.00%, 11/15/30(a)(h)                                       545        571,781
--------------------------------------------------------------------------------
  7.20%, 11/15/30(a)(h)                                       425        449,119
--------------------------------------------------------------------------------
  Series 2003,
  Special Facility RB,
  9.00%, 06/01/33(a)(h)                                       500        591,575
--------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Lions Gate Project);
  Series 2005 A,
  First Mortgage RB,
  5.00%, 01/01/15(a)                                          825        826,130
--------------------------------------------------------------------------------
  5.75%, 01/01/25(a)                                          710        720,962
--------------------------------------------------------------------------------
  5.88%, 01/01/37(a)                                        1,360      1,382,998
--------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Seashore Gardens Living Center
  Project);
  Series 2001,
  First Mortgage RB,
  8.00%, 04/01/23(a)                                          800        854,992
--------------------------------------------------------------------------------
  8.00%, 04/01/31(a)                                          500        531,425
--------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center);
  Series 1994,
  RB,
  7.25%, 07/01/14(a)                                           50         51,465
--------------------------------------------------------------------------------
  7.25%, 07/01/27(a)                                        1,750      1,790,075
--------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust Fund
  Authority; Series 2005 B, Transportation System
  RB,
(INS-Ambac Assurance Corp.)
  5.25%, 12/15/23 (a)(b)                                      750        810,833
================================================================================
                                                                      10,270,755
================================================================================

NEW MEXICO--0.34%

Mariposa East Public Improvement District;
  Series 2006,
  Unlimited Tax GO,
  5.75%, 09/01/21(a)                                          500        502,440
--------------------------------------------------------------------------------
  6.00%, 09/01/32(a)                                        1,000      1,007,090
================================================================================
                                                                       1,509,530
================================================================================

NEW YORK--4.68%

Erie (County of) Industrial Development Agency
  (Orchard Park CCRC, Inc. Project);
  Series 2006 A,
  IDR,
  6.00%, 11/15/26(a)                                        1,100      1,141,195
--------------------------------------------------------------------------------
  6.00%, 11/15/36(a)                                        2,000      2,058,980
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

NEW YORK--(CONTINUED)

Monroe (County of) Industrial Development Agency
  (Woodland Village Project); Series 2000, Civic
  Facility IDR,
8.55%, 11/15/32 (a)                                  $      1,000   $  1,122,290
--------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Mount
  Sinai NYU Health Obligated Group); Series 2000,
  RB,
5.50%, 07/01/26 (a)                                           500        504,090
--------------------------------------------------------------------------------
New York City (City of) Industrial Development
  Agency (Liberty-7 World Trade Center);
  Series 2005 A, IDR,
6.25%, 03/01/15 (a)                                         3,000      3,184,500
--------------------------------------------------------------------------------
New York Liberty Development Corp. (Goldman Sachs
  Headquarters); Series 2005, RB,
5.25%, 10/01/35 (a)                                         5,000      5,326,650
--------------------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project); Series
  1998, Refunding Solid Waste Disposal Facility
  IDR,
7.00%, 11/01/30 (a)(h)                                      2,000      2,081,880
--------------------------------------------------------------------------------
Orange (County of) Industrial Development Agency
  (Arden Hill Life Care Center Newburgh);
  Series 2001 C, Civic Facility IDR,
7.00%, 08/01/31 (a)                                           550        578,418
--------------------------------------------------------------------------------
Suffolk (County of) Industrial Development Agency
  (Jeffersons Ferry Project); Series 2006,
  Refunding Continuing Care Retirement Community
  RB,
5.00%, 11/01/28 (a)                                         2,000      1,989,480
--------------------------------------------------------------------------------
Suffolk (County of) Industrial Development Agency
  (Spellman High-Voltage Electronics Corp.
  Facility); Series 1997 A, IDR,
6.38%, 12/01/17 (a)(h)                                        340        333,030
--------------------------------------------------------------------------------
Syracuse (City of) Industrial Development Agency
  (Jewish Home of Central New York, Inc.);
  Series 2001 A,
  First Mortgage IDR,
  7.38%, 03/01/21(a)                                          350        375,816
--------------------------------------------------------------------------------
  7.38%, 03/01/31(a)                                          500        534,975
--------------------------------------------------------------------------------
Westchester (County of) Industrial Development
  Agency (Hebrew Hospital Senior Housing Inc.);
  Series 2000 A,
  Continuing Care Retirement IDR,
  7.00%, 07/01/21(a)                                          600        639,372
--------------------------------------------------------------------------------
  7.38%, 07/01/30(a)                                          500        535,745
--------------------------------------------------------------------------------
Westchester Tobacco Asset Securitization Corp.;
  Series 2005, Tobacco Settlement Asset-Backed RB,
5.00%, 06/01/26 (a)                                           300        294,789
================================================================================
                                                                      20,701,210
================================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-10

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

NORTH CAROLINA--1.10%

North Carolina (State of) Medical Care Commission
  (Arbor Acres United Methodist Retirement
  Community, Inc. Project); Series 2002, First
  Mortgage Health Care Facilities RB,
6.38%, 03/01/32 (a)                                  $        500   $    521,980
--------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Forest at Duke Project); Series 2002, First
  Mortgage Retirement Facilities RB,
6.38%, 09/01/32 (a)                                           250        260,295
--------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Pennybyrn at Maryfield Project); Series 2005 A,
  First Mortgage Health Care Facilities RB,
6.13%, 10/01/35 (a)                                         1,300      1,331,187
--------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (The Presbyterian Homes Obligated Group);
  Series 2006, First Mortgage Health Care
  Facilities RB,
5.60%, 10/01/36 (a)                                         1,000      1,000,680
--------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (United Church Homes and Services); Series 2005
  A, Refunding First Mortgage Retirement
  Facilities RB,
5.25%, 09/01/21 (a)                                         1,000        995,990
--------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (United Methodist); Series 2005 C, Refunding
  First Mortgage Retirement Facilities RB,
5.25%, 10/01/24 (a)                                           750        761,475
================================================================================
                                                                       4,871,607
================================================================================

NORTH DAKOTA--0.16%

Grand Forks (City of) (4000 Valley Square
  Project); Series 1997, Special Term Senior
  Housing RB,
6.38%, 12/01/34 (a)                                           715        717,252
================================================================================

OHIO--3.14%

Adams (County of) (Adams County Hospital Project);
  Series 2005,
  Hospital Facilities Improvement RB,
  5.00%, 09/01/07(a)                                          340        339,568
--------------------------------------------------------------------------------
  5.25%, 09/01/08(a)                                          355        354,184
--------------------------------------------------------------------------------
  5.50%, 09/01/09(a)                                          375        374,216
--------------------------------------------------------------------------------
  5.75%, 09/01/10(a)                                          395        393,866
--------------------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority (St. Clarence-Governmental and
  Educational Assistance Corp., LLC Project);
  Series 2006 A,
  Senior Housing RB,
  6.13%, 05/01/26(a)                                          700        694,771
--------------------------------------------------------------------------------
  6.25%, 05/01/38(a)                                        2,710      2,685,664
--------------------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority; Series 2001, Special Assessment Tax
  Increment RB,
7.35%, 12/01/31 (a)                                         1,000      1,067,070
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

OHIO--(CONTINUED)

Cuyahoga (County of) (Canton Inc. Project);
  Series 2000, Hospital Facilities RB,
7.50%, 01/01/30 (a)                                  $        750   $    831,465
--------------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services);
  Series 2001 A,
  Health Care Facilities RB,
  7.13%, 07/01/11(a)(c)(d)                                    500        572,880
--------------------------------------------------------------------------------
  Series 2005 A,
  Health Care Facilities Improvement RB,
  5.00%, 07/01/26(a)                                          350        344,351
--------------------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Services); Series 2005 A, Health Care
  Facilities Improvement RB,
5.13%, 07/01/35 (a)                                         1,250      1,232,350
--------------------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Series 2000 A, Refunding &
  Improvement Health Care Facilities RB,
  6.50%, 08/15/20(a)                                          500        519,490
--------------------------------------------------------------------------------
  6.55%, 08/15/24(a)                                          500        520,365
--------------------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Series 1998, Refunding Hospital
  Improvement RB,
6.25%, 08/01/08 (a)(c)(d)                                     590        611,093
--------------------------------------------------------------------------------
Norwood (City of) (Cornerstone at Norwood
  Project); Series 2006,
  Tax Increment RB,
  5.25%, 12/01/15(a)                                        1,080      1,059,912
--------------------------------------------------------------------------------
  5.75%, 12/01/20(a)                                        1,300      1,276,834
--------------------------------------------------------------------------------
Toledo (City of) & Lucas (County of) Port
  Authority (St. Mary Woods Project);
  Series 2004 A,
  RB,
  6.00%, 05/15/24(a)                                          500        506,840
--------------------------------------------------------------------------------
  6.00%, 05/15/34(a)                                          500        502,185
================================================================================
                                                                      13,887,104
================================================================================

OKLAHOMA--1.34%

Oklahoma (County of) Finance Authority (Epworth
  Village Project);
  Series 2005 A,
  Refunding RB,
  5.00%, 04/01/15(a)                                        1,025        989,894
--------------------------------------------------------------------------------
  5.70%, 04/01/25(a)                                        2,500      2,509,025
--------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Series 2000,
  Refunding Multi-Family Housing VRD RB,
(CEP-Federal National Mortgage Association)
  3.99%, 07/15/30 (g)                                       1,754      1,754,000
--------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Comanche County Hospital Project);
  Series 2002 B, RB,
6.60%, 07/01/31 (a)                                           625        677,356
================================================================================
                                                                       5,930,275
================================================================================



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-11

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

OREGON--0.77%

Clackamas (County of) Hospital Facility Authority
  (Gross-Willamette Falls Project); Series 2005,
  Refunding RB,
5.13%, 04/01/26 (a)                                  $      1,000   $    952,790
--------------------------------------------------------------------------------
Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Oregon Baptist
  Retirement Homes); Series 1996, RB,
8.00%, 11/15/26 (a)                                           740        757,508
--------------------------------------------------------------------------------
Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003, RB,
7.00%, 12/01/21 (a)                                         1,555      1,710,827
================================================================================
                                                                       3,421,125
================================================================================

PENNSYLVANIA--5.09%

Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Series 1998, Health Care Facilities RB,
6.00%, 08/15/28 (a)                                           500        498,745
--------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Propel Schools-Homestead Project);
  Series 2004 A, Charter School IDR,
7.00%, 12/15/15 (a)                                           780        800,709
--------------------------------------------------------------------------------
Allegheny (County of) Redevelopment Authority
  (Pittsburgh Mills Project); Series 2004, Tax
  Allocation RB,
5.60%, 07/01/23 (a)                                           500        515,640
--------------------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project);
  Series 2002 A,
  IDR,
  6.90%, 01/01/22(a)                                          500        519,680
--------------------------------------------------------------------------------
  7.00%, 01/01/34(a)                                          500        518,510
--------------------------------------------------------------------------------
Bucks (County of) Industrial Development
  Authority (Ann's Choice, Inc. Facilities),
  Series 2005 A,
  Retirement Community IDR,
  5.90%, 01/01/27(a)                                        1,000      1,010,610
--------------------------------------------------------------------------------
  6.25%, 01/01/35(a)                                        1,000      1,035,660
--------------------------------------------------------------------------------
Chartiers Valley Industrial & Commercial
  Development Authority (Asbury Health Center);
  Series 1999, Refunding First Mortgage IDR,
6.38%, 12/01/19 (a)                                         1,000      1,032,260
--------------------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises, Inc. Project);
  Series 2001, Refunding Health Facilities IDR,
7.38%, 12/01/08 (Acquired
  02/22/01; Cost $350,000) (a)(e)                             350        353,384
--------------------------------------------------------------------------------
Crawford (County of) Hospital Authority (Wesbury
  United Methodist Community); Series 1999,
  Senior Living Facilities RB,
6.25%, 08/15/29 (a)                                           750        767,760
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

PENNSYLVANIA--(CONTINUED)

Cumberland (County of) Industrial Development
  Authority (The Woods at Cedar Run Retirement
  Facility); Series 1998 A, Refunding First
  Mortgage IDR,
6.50%, 11/01/18 (a)(j)(k)                            $      1,000   $    408,830
--------------------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.);
  Series 2002 A,
  Retirement Community RB,
  6.00%, 01/01/13(a)                                          800        809,712
--------------------------------------------------------------------------------
  7.13%, 01/01/25(a)                                          700        760,571
--------------------------------------------------------------------------------
Fulton (County of) Industrial Development
  Authority (The Fulton County Medical Center
  Project); Series 2006, Hospital IDR,
5.88%, 07/01/31 (a)                                         1,500      1,497,855
--------------------------------------------------------------------------------
Lancaster (County of) Hospital Authority (Saint
  Anne's Home); Series 1999, Health Center RB,
6.63%, 04/01/28 (a)                                           500        515,065
--------------------------------------------------------------------------------
Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A,
  IDR,
  7.60%, 05/01/10(a)(c)(d)                                    250        283,477
--------------------------------------------------------------------------------
  7.63%, 05/01/10(a)(c)(d)                                    500        567,395
--------------------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Senior Care
  Obligated Group); Series 2001 B, Senior Health &
  Housing Facilities IDR,
7.50%, 11/15/31 (a)                                         1,000      1,069,880
--------------------------------------------------------------------------------
Lebanon (County of) Health Facilities Authority
  (Pleasant View Retirement); Series 2005 A,
  Health Center RB,
5.30%, 12/15/26 (a)                                         1,000        970,700
--------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.);
  Series 2001,
  First Mortgage RB,
  7.63%, 11/01/21(a)                                          250        275,175
--------------------------------------------------------------------------------
  7.75%, 11/01/33(a)                                          750        824,220
--------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health
  Authority (Philadelphia Geriatric Center);
  Series 1999 A, RB,
7.38%, 12/01/09 (a)(c)(d)                                   1,340      1,493,658
--------------------------------------------------------------------------------
Montgomery (County of) Higher Education & Health
  Authority (Temple Continuing Care Center);
  Series 1999,
  RB,
  6.63%, 07/01/19(a)(j)(k)                                  1,250        126,450
--------------------------------------------------------------------------------
  6.75%, 07/01/29(a)(j)(k)                                    460         46,520
--------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Whitemarsh Continuing Care
  Retirement Community Project); Series 2005,
  Mortgage IDR,
6.25%, 02/01/35 (a)                                         1,000      1,050,020
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-12

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

PENNSYLVANIA--(CONTINUED)

North Penn (Region of) Health, Hospital &
  Education Authority (Maple Village Project);
  Series 2000 A, Hospital RB,
8.00%, 04/01/10 (a)(c)(d)                            $        300   $    339,672
--------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Northwestern Human
  Services, Inc. Project); Series 1998 A, RB,
5.25%, 06/01/14 (a)                                         1,000        966,080
--------------------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association, Inc.
  Project at California University of
  Pennsylvania);
  Series 2000 A,
  Student Housing RB,
  6.75%, 09/01/20(a)                                          500        531,625
--------------------------------------------------------------------------------
  6.75%, 09/01/32(a)                                          320        336,861
--------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A, IDR,
6.88%, 04/01/34 (a)                                           500        544,055
--------------------------------------------------------------------------------
Westmoreland (County of) Industrial Development
  Authority (Redstone Presbyterian Senior Care
  Obligated Group);
  Series 2005 A,
  IDR,
  5.25%, 01/01/13(a)                                          500        503,555
--------------------------------------------------------------------------------
  5.75%, 01/01/26(a)                                        1,000      1,020,530
--------------------------------------------------------------------------------
  5.88%, 01/01/32(a)                                          500        507,450
================================================================================
                                                                      22,502,314
================================================================================

RHODE ISLAND--0.06%

Tobacco Settlement Financing Corp.; Series 2002
  A, Asset-Backed RB,
6.13%, 06/01/32 (a)                                           240        250,774
================================================================================

SOUTH CAROLINA--1.56%

South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance);
  Series 2000 A,
  Hospital Facilities Improvement RB,
  7.38%, 12/15/10(a)(c)(d)                                    800        918,384
--------------------------------------------------------------------------------
  Series 2003 A,
  Refunding Hospital Facilities RB,
  6.13%, 08/01/23(a)                                        1,500      1,590,240
--------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina Episcopal
  Home at Still Hopes Project);
  Series 2004 A,
  Residential Care Facilities RB,
  6.25%, 05/15/25(a)                                          750        764,123
--------------------------------------------------------------------------------
  6.38%, 05/15/32(a)                                        1,250      1,279,362
--------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Westley Commons Project);
  Series 2000,
  First Mortgage Health Facilities RB,
  7.75%, 10/01/15(a)                                          700        765,282
--------------------------------------------------------------------------------
  8.00%, 10/01/31(a)                                          300        326,616
--------------------------------------------------------------------------------
Tobacco Settlement Revenue Management Authority;
  Series 2001 B, Tobacco Settlement RB,
6.38%, 05/15/28 (a)                                         1,170      1,248,788
================================================================================
                                                                       6,892,795
================================================================================


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

SOUTH DAKOTA--0.59%

South Dakota (State of) Health & Educational
  Facilities Authority (Sioux Valley Hospitals &
  Health System); Series 2004 A, RB,
5.25%, 11/01/27 (a)                                  $        500   $    511,460
--------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community);
  Series 2003,
  RB,
  5.65%, 09/01/23(a)                                          500        516,575
--------------------------------------------------------------------------------
  Series 2006,
  RB,
  5.00%, 09/01/25(a)                                          750        747,203
--------------------------------------------------------------------------------
  5.00%, 09/01/31(a)                                          830        814,794
================================================================================
                                                                       2,590,032
================================================================================

TENNESSEE--0.93%

Davidson & Williamson (Counties of) (Harpeth
  Valley Utilities District); Series 2004,
  Utilities Improvement RB,
(INS-MBIA Insurance Corp.)
  5.00%, 09/01/34 (a)(b)                                    1,000      1,017,350
--------------------------------------------------------------------------------
Johnson City (City of) Health & Educational
  Facilities Board (Appalachian Christian Village
  Project);
  Series 2004 A,
  Retirement Facilities RB,
  6.00%, 02/15/24(a)                                          500        504,175
--------------------------------------------------------------------------------
  6.25%, 02/15/32(a)                                          350        359,565
--------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Germantown Village); Series
  2003 A, Residential Care RB,
7.00%, 12/01/23 (a)                                           250        261,733
--------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Trezevant Manor Project);
  Series 2006 A,
  RB,
  5.63%, 09/01/26(a)                                        1,000        987,800
--------------------------------------------------------------------------------
  5.75%, 09/01/37(a)                                        1,000        982,270
================================================================================
                                                                       4,112,893
================================================================================

TEXAS--7.73%

Abilene (City of) Health Facilities Development
  Corp. (Sears Methodist Retirement System
  Obligated Group Report); Series 2003 A,
  Retirement Facility RB,
7.00%, 11/15/33 (a)                                         1,000      1,076,030
--------------------------------------------------------------------------------
Alliance Airport Authority, Inc. (Federal Express
  Corp. Project); Series 2006, Refunding Special
  Facilities RB,
4.85%, 04/01/21 (a)(h)                                      1,000        978,300
--------------------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Series 1999,
  Hospital Facility RB,
6.70%, 08/01/19 (a)                                           500        517,345
--------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Army Retirement Residence Project);
  Series 2002, RB,
6.30%, 07/01/32 (a)                                           500        526,670
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-13

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

TEXAS--(CONTINUED)

Bexar (County of) Housing Finance Corp. (American
  Opportunity Housing); Series 2002 A-1, Sr
  Multi-Family Housing RB,
6.85%, 12/01/23 (a)                                  $        750   $    763,620
--------------------------------------------------------------------------------
Board of Regents of the University of Texas
  System;
  Series 2001 C,
  Financing System RB,
  5.00%, 08/15/20(a)                                        1,000      1,030,370
--------------------------------------------------------------------------------
  Series 2003 B,
  Financing System RB,
  5.00%, 08/15/33(a)                                        1,500      1,523,235
--------------------------------------------------------------------------------
Comal (County of) Health Facilities Development
  Corp. (McKenna Memorial Hospital Project);
  Series 2002 A, Healthcare System RB,
6.25%, 02/01/32 (a)                                         1,000      1,068,760
--------------------------------------------------------------------------------
Corpus Christi (Port of) Industrial Development
  Corp. (Valero); Series 1997 C, Refunding IDR,
5.40%, 04/01/18 (a)                                           605        627,524
--------------------------------------------------------------------------------
Dallas-Fort Worth (Cities of) International
  Airport Facilities Improvement Corp.; Series 2000
  A-3, Refunding RB,
9.13%, 05/01/29 (a)(h)                                        500        571,425
--------------------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
  Regional Health System);
  Series 2004 A,
  Hospital RB,
  5.63%, 09/01/13(a)                                        1,735      1,749,609
--------------------------------------------------------------------------------
  7.00%, 09/01/25(a)                                          825        889,160
--------------------------------------------------------------------------------
  7.13%, 09/01/34(a)                                          905        973,825
--------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Independent Senior Living Center);
  Series 2003,
  RB,
  7.50%, 07/01/17(a)                                        1,000      1,031,440
--------------------------------------------------------------------------------
  7.63%, 01/01/20(a)                                        1,000      1,032,770
--------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero
  Energy Corp. Project); Series 2001, RB,
6.65%, 04/01/32 (a)(h)                                        900        972,531
--------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Memorial Hermann Health Care); Series
  2001 A, Hospital RB,
6.38%, 06/01/11 (a)(c)(d)                                     500        556,485
--------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Saint Luke's Episcopal Hospital);
  Series 2001 A, RB,
5.63%, 02/15/11 (a)(c)(d)                                     750        805,770
--------------------------------------------------------------------------------
Harris (County of); Series 2002, Refunding
  Limited Tax GO,
(INS-MBIA Insurance Corp.)
  5.13%, 08/15/12 (a)(b)(d)                                   370        390,091
--------------------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San Antonio
  Project); Series 2004 A, RB,
6.00%, 05/15/25 (a)                                         1,000      1,011,200
--------------------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project);
  Series 2005,


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

TEXAS--(CONTINUED)

  Hospital RB,
  5.00%, 08/15/15(a)                                 $        500   $    498,525
--------------------------------------------------------------------------------
  5.00%, 08/15/19(a)                                          700        690,046
--------------------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc.
  Terminal E Project); Series 2001 E, Airport
  System Special Facilities RB,
6.75%, 07/01/29 (a)(h)                                        500        532,130
--------------------------------------------------------------------------------
Houston (City of) Health Facilities Development
  Corp. (Buckingham Senior Living Community);
  Series 2004 A,
  Retirement Facilities RB,
  7.00%, 02/15/23(a)                                          300        330,663
--------------------------------------------------------------------------------
  7.00%, 02/15/26(a)                                          750        824,685
--------------------------------------------------------------------------------
  7.13%, 02/15/34(a)                                          450        495,531
--------------------------------------------------------------------------------
Meadow Parc Development, Inc. (Meadow Parc
  Apartments Project); Series 1998, Multi-Family
  Housing RB,
6.50%, 12/01/30 (a)                                         1,200      1,219,308
--------------------------------------------------------------------------------
Mesquite (City of) Health Facilities Development
  Corp. (Christian Care Centers, Inc. Project);
  Series 2005, RB,
5.63%, 02/15/35 (a)                                         1,000      1,028,870
--------------------------------------------------------------------------------
Midlothian Development Authority;
  Series 1999,
  Tax Increment Contract Allocation RB,
  6.70%, 11/15/23(a)                                          700        727,083
--------------------------------------------------------------------------------
  Series 2001,
  Tax Increment Contract Allocation RB,
  7.88%, 11/15/26(a)                                        1,000      1,094,020
--------------------------------------------------------------------------------
  Series 2004,
  Tax Increment Contract Allocation RB, 6.20%,
  11/15/29 (Acquired 12/02/04;
  Cost $1,000,000)(a)(e)                                    1,000      1,008,200
--------------------------------------------------------------------------------
Tarrant (County of) Cultural Education Facilities
  Finance Corp. (Northwest Senior Housing
  Corp.-Edgemere Project); Series 2006 A,
  Retirement Facility RB,
6.00%, 11/15/26 (a)                                           700        734,678
--------------------------------------------------------------------------------
6.00%, 11/15/36 (a)                                         2,000      2,069,800
--------------------------------------------------------------------------------
Texas (State of) Public Finance Authority (School
  Excellence Education Project); Series 2004 A,
  Charter School Finance Corp. RB,
7.00%, 12/01/34 (Acquired
  12/02/04; Cost $987,580) (a)(e)                           1,000      1,022,540
--------------------------------------------------------------------------------
Travis (County of) Health Facilities Development
  Corp. (Querencia Barton Creek Project);
  Series 2005,
  Retirement Facilities RB,
  5.50%, 11/15/25(a)                                        1,650      1,615,251
--------------------------------------------------------------------------------
  5.65%, 11/15/35(a)                                        1,250      1,209,588
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-14

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

TEXAS--(CONTINUED)

Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Series 1999,
  Multi-Family Housing RB,
7.50%, 12/01/29 (a)                                  $      1,000   $    988,500
================================================================================
                                                                      34,185,578
================================================================================

VIRGIN ISLANDS--0.03%

Virgin Islands (Commonwealth of) Public Finance
  Authority; Series 2004 A, Sr. Lien Matching
  Fund Loan Notes RB,
5.25%, 10/01/24 (a)                                           150        152,900
================================================================================

VIRGINIA--3.35%

Chesterfield (County of) Health Center Commission
  (Lucy Corr Village); Series 2005, Refunding
  Mortgage RB,
5.38%, 12/01/28 (a)                                         2,250      2,188,485
--------------------------------------------------------------------------------
Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  Series 1998 A, Refunding First Mortgage RB,
6.50%, 07/01/16 (a)                                           500        480,635
--------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes);
  Series 2002 A, Refunding Residential Care
  Facility RB,
6.50%, 06/01/22 (a)                                           750        795,960
--------------------------------------------------------------------------------
James City (County of) Economic Development
  Authority (Williamsburg Lodging); Series 2005
  A, First Mortgage Residential Care Facilities
  RB,
5.50%, 09/01/34 (a)                                           750        758,603
--------------------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Series 2002 A,
  Residential Care Facility Mortgage IDR,
6.25%, 01/01/28 (a)                                           500        510,000
--------------------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority (Fort
  Norfolk Retirement Community, Inc.-Harbor's
  Edge Project); Series 2004 A,
  First Mortgage Retirement Community RB,
  6.00%, 01/01/25(a)                                          500        513,965
--------------------------------------------------------------------------------
  6.13%, 01/01/35(a)                                        1,100      1,127,203
--------------------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist
  Homes); Series 2003 A,
  Residential Care Facility RB,
  7.38%, 12/01/13(a)(c)(d)                                    500        600,700
--------------------------------------------------------------------------------
  Series 2006 C,
  Refunding Residential Care Facility RB,
  5.38%, 12/01/26(a)                                        2,000      2,005,440
--------------------------------------------------------------------------------
  5.40%, 12/01/33(a)                                        3,000      2,995,590
--------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Series 2005,
  Asset-Backed RB,
  5.50%, 06/01/26(a)                                          500        511,625
--------------------------------------------------------------------------------
  5.63%, 06/01/37(a)                                        2,250      2,317,342
================================================================================
                                                                      14,805,548
================================================================================


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

WASHINGTON--0.17%

Skagit (County of) Public Hospital District No. 1
  (Skagit Valley Hospital); Series 2005, RB,
5.50%, 12/01/30 (a)                                  $        750   $    767,085
================================================================================

WEST VIRGINIA--0.13%

Ohio (County of) County Commission Special
  District (Fort Henry Economy Development);
  Series 2006 B, Refunding & Improvement Excise
  Tax RB,
5.63%, 03/01/36 (a)                                           590        592,785
================================================================================

WISCONSIN--4.18%

Badger Tobacco Asset Securitization Corp.; Series
  2002, Tobacco Settlement Asset-Backed RB,
6.13%, 06/01/27 (a)                                         2,175      2,307,740
--------------------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Milwaukee Science Education Consortium, Inc.
  Project);
  Series 2005 A,
  RB,
  5.63%, 08/01/25(a)                                        2,000      2,002,780
--------------------------------------------------------------------------------
  5.75%, 08/01/35(a)                                        1,815      1,811,080
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals, Inc. Project);
  Series 2004 A,
  RB,
  6.50%, 08/15/26(a)                                          250        266,185
--------------------------------------------------------------------------------
  6.75%, 08/15/34(a)                                          950      1,020,518
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital, Inc. Project); Series 2003, RB,
7.13%, 01/15/22 (a)                                         1,120      1,184,646
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Rehabilitation
  Providers Facilities Acquisition Program);
  Series 1998, RB,
6.88%, 12/01/23 (a)                                           200        209,512
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place, Inc.
  Project);
  Series 2004,
  RB,
  6.00%, 12/01/24(a)                                          500        510,380
--------------------------------------------------------------------------------
  6.13%, 12/01/34(a)                                        1,000      1,014,180
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare Development
  Inc. Project); Series 1999, RB,
6.25%, 11/15/09 (a)(c)(d)                                   1,250      1,347,600
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place
  Project); Series 2001 A, RB,
7.00%, 12/01/31 (a)                                           250        257,248
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-15

AIM HIGH INCOME MUNICIPAL FUND


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)          VALUE
--------------------------------------------------------------------------------

WISCONSIN--(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village Project);
  Series 2000 A, RB,
7.63%, 08/15/30 (a)                                 $      1,000    $  1,084,950
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial Hospital,
  Inc. Project);
  Series 2003,
  RB,
  6.00%, 07/01/15(a)                                         100         103,519
--------------------------------------------------------------------------------
  6.13%, 07/01/16(a)                                         150         155,741
--------------------------------------------------------------------------------
  6.63%, 07/01/28(a)                                         750         781,043
--------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Illinois
  Senior Housing, Inc.);
  Series 2006,
  Refunding RB,
  5.50%, 08/01/16(a)                                       2,020       2,020,545
--------------------------------------------------------------------------------
  5.80%, 08/01/29(a)                                       2,400       2,405,232
================================================================================
                                                                      18,482,899
================================================================================

WYOMING--0.12%

Teton (County of) Hospital District (Saint
  John's Medical Center); Series 2002, Hospital
  RB,
6.75%, 12/01/22 (a)                                          500         529,620
================================================================================
TOTAL INVESTMENTS--101.98% (Cost $442,358,688)                       451,036,976
================================================================================
OTHER ASSETS LESS LIABILITIES--(1.98)%                                (8,761,531)
================================================================================
NET ASSETS--100.00%                                                 $442,275,445
________________________________________________________________________________
================================================================================

Investment Abbreviations:

CEP    --  Credit Enhancement Provider
COP    --  Certificates of Participation
GO     --  General Obligation Bonds
IDR    --  Industrial Development Revenue Bonds
INS    --  Insurer
LOC    --  Letter of Credit
PCR    --  Pollution Control Revenue Bonds
RB     --  Revenue Bonds
REIT   --  Real Estate Investment Trust
Sr.    --  Senior
VRD    --  Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $431,533,976, which represented 97.57% of the Fund's Net Assets. See
    Note 1A.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $14,710,219, which represented 3.33% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is rate in effect on June 30, 2006.

(h) Security subject to the alternative minimum tax.

(i) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(j) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2006 was $581,800, which represented 0.13% of the Fund's Net Assets.

(k) Defaulted security. Currently, the issuer is in default with respect to interest payments. The aggregate value of these securities at June 30, 2006 was $581,800, which represented 0.13% of the Fund's Net Assets.



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-16

AIM HIGH INCOME MUNICIPAL FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

          Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM HIGH INCOME MUNICIPAL FUND


D. LOWER-RATED SECURITIES -- The Fund may invest 100% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $95,887,658 and $5,738,870, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 12,662,587
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (3,982,798)
================================================================================
Net unrealized appreciation of investment securities                $  8,679,789
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $442,357,187

                            AIM TAX-EXEMPT CASH FUND
           Quarterly Schedule of Portfolio Holdings o June 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com                TEC-QTR-1 6/06            A I M Advisors, Inc.

AIM TAX-EXEMPT CASH FUND

SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--104.06%

ALABAMA--10.44%

Montgomery (City of) Industrial
   Development Board
   (Industrial Partners
   Project); Series 1989,
   Refunding VRD IDR
   (LOC-SunTrust Bank)
   4.05%, 01/01/07 (b)(c)              --     Aa2        $     220   $   220,000
--------------------------------------------------------------------------------
Oxford (City of); Series 2003,
   Unlimited Tax VRD GO Wts.
   (LOC-Branch Banking & Trust Co.)
   4.05%, 07/01/15 (b)(c)              --     VMIG-1         4,665     4,665,000
================================================================================
                                                                       4,885,000
================================================================================

COLORADO--5.37%

Arvada (City of); Series 2001,
   Water Enterprise VRD RB
   (INS-Financial Securities
   Assurance Inc.)
   3.55%, 11/01/20 (d)(e)              A-1+   Aaa              800       800,000
--------------------------------------------------------------------------------
Idaho Springs (City of)
   (Safeway Inc. Projects);
   Series 1993, Refunding VRD
   IDR (LOC-Deutsche Bank A.G.)
   3.75%, 06/01/08 (c)(f)(g)           A-1    --               530       530,000
--------------------------------------------------------------------------------
Jefferson (County of) Section 14
   Metropolitan District;
   Series 2000, Refunding
   Unlimited Tax GO (LOC-U.S.
   Bank, N.A.)
   5.20%, 12/01/06 (c)(h)              AA     --               520       523,437
--------------------------------------------------------------------------------
Loveland (City of) (Safeway
   Inc. Projects); Series 1993,
   Refunding VRD IDR
   (LOC-Deutsche Bank A.G.)
   3.75%, 12/01/06 (c)(f)(g)           A-1    --               660       660,000
================================================================================
                                                                       2,513,437
================================================================================

DISTRICT OF COLUMBIA--4.33%

District of Columbia (Resources
   for the Future Inc.); Series
   1998, VRD RB (LOC-Citibank N.A.)
   (Acquired 01/03/06;
   Cost $2,025,000)
   4.05%, 08/01/29 (b)(c)(i)(j)        --     --             2,025     2,025,000
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
FLORIDA--1.71%

Seminole (County of) Industrial
   Development Authority (Florida
   Living Nursing); Series 1991,
   Multi-Modal Health Facilities
   VRD IDR (LOC-Bank of America,
   N.A.)
   4.17%, 02/01/11 (b)(c)              --     VMIG-1     $     800   $   800,000
--------------------------------------------------------------------------------

GEORGIA--4.92%

Floyd (County of) Development
   Authority (Shorter College
   Project);  Series 1998, VRD
   RB (LOC-SunTrust Bank)
   4.12%, 06/01/17 (b)(c)              A-1+   --             1,100     1,100,000
--------------------------------------------------------------------------------
Tallapoosa (City of)
   Development Authority (U.S.
   Can Co. Project); Series
   1994, Refunding VRD IDR
   (LOC-Deutsche Bank A.G.)
   4.20%, 02/01/15 (b)(c)(f)           A-1+   --             1,200     1,200,000
================================================================================
                                                                       2,300,000
================================================================================

IDAHO--1.71%

Custer (County of) (Amoco Oil
   Co.-Standard Oil Co.
   Project); Series 1983, VRD
   PCR
   3.55%, 10/01/09 (f)(g)              A-1+   Aa1              800       800,000
--------------------------------------------------------------------------------

ILLINOIS--4.83%

Illinois (State of) Development
   Finance Authority (Institute
   of Gas Technology Project);
   Series 1999, VRD IDR
   (LOC-Harris N.A.)
   4.06%, 09/01/24 (b)(c)              A-1+   --             1,900     1,900,000
--------------------------------------------------------------------------------
University of Illinois
   Auxiliary Facilities System;
   Series 1996, Prerefunded RB
   5.20%, 10/01/06 (h)(k)              AAA    Aaa              350       358,583
================================================================================
                                                                       2,258,583
================================================================================

INDIANA--3.20%

Indiana (State of) Bond Bank;
   Series 2006 A, Midyear
   Funding Program Notes
   4.50%, 02/02/07                     SP-1+  --               500       502,351
--------------------------------------------------------------------------------

AIM TAX-EXEMPT CASH FUND


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
INDIANA--(CONTINUED)

Indiana (State of) Health
   Facility Financing Authority
   (Stone Belt Arc, Inc.
   Project); Series 2005, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   4.20%, 02/01/25 (b)(c)              --     VMIG-1     $     995   $   995,000
================================================================================
                                                                       1,497,351
================================================================================

IOWA--3.63%

Iowa (State of) Finance
   Authority (YMCA Project);
   Series 2000, Economic
   Development VRD RB
   (LOC-Wells Fargo Bank, N.A)
   4.07%, 06/01/10 (b)(c)(j)           --     --             1,700     1,700,000
--------------------------------------------------------------------------------

KENTUCKY--14.11%

Ewing (City of) Kentucky Area
   Development District
   Financing Trust (Lease
   Acquisition Program); Series
   2000, Lease Acquisition
   Program VRD RB (LOC-Wachovia
   Bank, N.A.)
   4.08%, 06/01/33 (b)(c)(l)           A-1+   --             6,603     6,603,000
--------------------------------------------------------------------------------

MICHIGAN--3.43%

Detroit (City of);
   Series 2001 A-1
   Unlimited Tax GO (INS- MBIA
   Insurance Corp.)
   4.00%, 04/01/07(d)                  AAA    Aaa              500       501,142
--------------------------------------------------------------------------------
   Series 2006
   TAN GO  (LOC-Bank of Nova
   Scotia)
   4.50%, 03/01/07(c)(f)               SP-1+  --               500       502,479
--------------------------------------------------------------------------------
Michigan (State of); Series
   2005 A, Unlimited Tax GO
   Notes
   4.50%, 09/29/06                     SP-1+  MIG-1            600       601,745
================================================================================
                                                                       1,605,366
================================================================================

NEW MEXICO--6.41%

New Mexico (State of) Hospital
   Equipment Loan Council
   (Dialysis Clinic, Inc.
   Project); Series 2000, VRD
   RB (LOC-SunTrust Bank)
   4.04%, 07/01/25 (b)(c)              --     VMIG-1         3,000     3,000,000
--------------------------------------------------------------------------------

NORTH CAROLINA--0.53%

Charlotte (City of); Series
   2002 A, Unlimited Tax GO
   4.50%, 07/01/06                     Aaa    AAA              250       250,000
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
NORTH DAKOTA--7.69%

Fargo (City of) (Cass Oil Co.
   Project); Series 1984,
   Commercial Development VRD
   RB (LOC-U.S. Bank N.A.)
   4.12%, 12/01/14 (b)(c)              A-1+   --         $   3,600   $ 3,600,000
--------------------------------------------------------------------------------

OHIO--0.86%

Ohio (State of) Air Quality
   Development Authority
   (Timken Co. Project); Series
   2001, Multi-Modal
   Interchangeable Rate Air
   Quality Development
   Refunding VRD RB (LOC-Fifth
   Third Bank)
   3.95%, 11/01/25 (b)(c)              A-1+   VMIG-1           400       400,000
--------------------------------------------------------------------------------

OKLAHOMA--1.39%

Tulsa (County of) Industrial
   Authority; Series 2003 A,
   Capital Improvements VRD RB
   3.70%, 05/15/06 (g)(h)              A-1+   --               650       650,000
--------------------------------------------------------------------------------

PENNSYLVANIA--3.79%

Franklin (County of) Industrial
   Development Authority
   (Chambersburg Hospital
   Obligated Group Projects);
   Series 2000, Health Care VRD
   IDR (INS-Ambac Assurance
   Corp.)
   4.07%, 12/01/24 (b)(d)              A-1+   Aaa            1,775     1,775,000
--------------------------------------------------------------------------------

TENNESSEE--3.10%

Hawkins (County of) Industrial
   Development Board (Leggett &
   Platt Inc.); Series 1988 B,
   Refunding VRD IDR (LOC-Wachovia
   Bank, N.A.)
   4.14%, 10/01/27 (b)(c)(j)           --     --             1,450     1,450,000
--------------------------------------------------------------------------------

TEXAS--17.30%

Bexar (County of) Health
   Facilities Development Corp.
   (Warm Springs Rehabilitation
   Foundation Project); Series
   1997, Health Care System VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A)
   4.05%, 09/01/27 (b)(c)              --     VMIG-1         2,500     2,500,000
--------------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

AIM TAX-EXEMPT CASH FUND

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
TEXAS--(CONTINUED)

Garland (City of) Industrial
   Development Authority Inc.
   (Carroll Co. Project);
   Series 1984, VRD IDR
   (LOC-Wells Fargo Bank, N.A.)
   (Acquired 09/12/05; Cost
   $2,800,000)
   4.05%, 12/01/14 (b)(c)(i)           --     Aaa        $   2,800   $ 2,800,000
--------------------------------------------------------------------------------
Houston (City of) Higher
   Education Finance Corp.
   (Houston Baptist
   University); Series 2000,
   Higher Education Refunding
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   4.05%, 07/01/20 (b)(c)(m)           --     --             1,065     1,065,000
--------------------------------------------------------------------------------
Houston (City of) Independent
   School District (Public
   Property Financial
   Contractual Obligation);
   Series 2003, Limited Tax GO
   3.00%, 07/15/06                     AA     Aa2              300       300,000
--------------------------------------------------------------------------------
Sherman (City of) Higher
   Education Finance Corp.
   (Austin College Project);
   Series 1997, Higher
   Education VRD RB (LOC-Bank
   of America, N.A.)
   4.05%, 01/01/18 (b)(c)(l)           A-1+   --               411       411,000
--------------------------------------------------------------------------------
Texas (State of); Series 2005,
   Unlimited Tax TRAN GO
   4.50%, 08/31/06                     SP-1+  MIG-1          1,015     1,017,467
================================================================================
                                                                       8,093,467
================================================================================

UTAH--0.64%

Davis (County of); Series 2006,
   Unlimited Tax TRAN GO
   4.50%, 12/28/06                     --     MIG-1            300       301,131
--------------------------------------------------------------------------------

WASHINGTON--2.75%

Seattle (Port of) Industrial
   Development Corp. (Sysco
   Food Services of Seattle,
   Inc. Project); Series 1994,
   Refunding VRD IDR
   4.04%, 11/01/25 (b)(l)              A-1+   VMIG-1           936       936,000
--------------------------------------------------------------------------------
Washington (State of) Housing
   Finance Commission (YMCA
   of Columbia-Willamette
   Project) Series 1999,
   VRD RB (LOC-U.S. Bank, N.A.)
   4.07%, 08/01/24 (b)(c)(l)           A-1+   --               350       350,000
================================================================================
                                                                       1,286,000
================================================================================

                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
WISCONSIN--1.92%

Kimberly (Village of) (Fox
   Cities YMCA Project); Series
   2002, VRD RB (LOC-M&I
   Marshall & Ilsley Bank)
   4.08%, 04/01/32 (b)(c)              --     VMIG-1     $     900   $   900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS(n) (o)--104.06%
   (Cost $48,693,335)                                                 48,693,335
================================================================================
OTHER ASSETS LESS LIABILITIES--(4.06)%                               (1,901,209)
================================================================================
NET ASSETS--100.00%                                               $   46,792,126
________________________________________________________________________________
================================================================================


Investment Abbreviations:

GO             --General Obligation Bonds
IDR            --Industrial Development Revenue Bonds
INS            --Insurer
LOC            --Letter of Credit
PCR            --Pollution Control Revenue Bonds
RB             --Revenue Bonds
TAN            --Tax Anticipation Notes
TRAN           --Tax and Revenue Anticipation Notes
VRD            --Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and
     (m) below.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2006.

(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice. Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2006.

(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     Germany: 5.11%;  other countries less than 5%: 2.78%.

(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2006.

(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $4,825,000, which represented 10.31% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(j) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

AIM TAX-EXEMPT CASH FUND

(k)  Advance refunded; secured by an escrow fund of U.S. Government obligations.

(l) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F-1+.

(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.


     ENTITIES                          PERCENTAGE
  -------------------------------------------------
  Wachovia Bank, N.A.                     17.2%
  -------------------------------------------------
  Branch Banking & Trust Co.              10.0
  -------------------------------------------------
  JPMorgan Chase Bank, N.A                 9.7
  -------------------------------------------------
  Wells Fargo Bank, N.A                    9.6
  -------------------------------------------------
  U.S. Bank N.A.                           9.6
  -------------------------------------------------
  SunTrust Bank                            9.2
  -------------------------------------------------
  Deutsche Bank A.G.                       5.1
  -------------------------------------------------
  Other Entities less than 5% each        33.6
  =================================================

(o)  Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

AIM TAX-EXEMPT CASH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
          (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

     C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

                         AIM TAX-FREE INTERMEDIATE FUND
            Quarterly Schedule of Portfolio Holdings o June 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com               TFI-QTR-1 6/06             A I M Advisors, Inc.

AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS
June 30, 2006
(Unaudited)


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--99.59%

ALABAMA--2.22%

Birmingham (City of);
   Series 2001 B, Refunding
   Unlimited Tax GO Wts.
   (INS-Financial Security
   Assurance Inc.) 5.25%,
   07/01/10 (b)(c)                     AAA    Aaa        $   1,950   $ 2,046,310
--------------------------------------------------------------------------------
Jefferson (County of);
   Series 2000 School RB Wts.
   (INS-Financial Security
   Assurance Inc.) 5.05%,
   02/15/09(b)(c)                      AAA    Aaa            1,000     1,029,470
--------------------------------------------------------------------------------
   Series 2001 A Unlimited Tax
   GO Wts. (INS-Ambac
   Assurance Corp.) 5.00%,
   04/01/10(b)(c)                      AAA    Aaa            2,925     3,035,682
--------------------------------------------------------------------------------
Lauderdale (County of)
   & Florence (City of) Health
   Care Authority (Coffee
   Health Group Project);
   Series 1999 A, RB (INS-MBIA
   Insurance Corp.) 5.00%,
   07/01/07 (b)(c)                     AAA    Aaa            1,000     1,010,530
================================================================================
                                                                       7,121,992
================================================================================

ALASKA--0.32%

Anchorage (City of);
   Series 2000, Correctional
   Facilities Lease RB
   (INS-Financial Security
   Assurance Inc.) 5.13%,
   02/01/09 (b)(c)                     AAA    Aaa            1,000     1,029,890
--------------------------------------------------------------------------------

AMERICAN SAMOA--0.70%

American Samoa
   (Territory of); Series 2000
   Refunding Unlimited Tax GO
   (INS-ACA Financial Guaranty
   Corp.) 6.00%,
   09/01/06(b)(c)                      A      --             1,085     1,087,723
--------------------------------------------------------------------------------
   6.00%, 09/01/07(b)(c)               A      --             1,150     1,172,069
================================================================================
                                                                       2,259,792
================================================================================

ARIZONA--2.29%

Arizona (State of)
   Transportation Board; Sub.
   Series 1993 A, Refunding
   Highway RB 6.00%,
   07/01/08 (c)                        AA     Aa2              800       833,512
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                              RATINGS(a)  AMOUNT
                                       S&P     MOODY'S     (000)       VALUE
--------------------------------------------------------------------------------
ARIZONA--(CONTINUED)

Maricopa (County of)
   Unified School District #4
   (Mesa Project of 1995);
   Series 1998 E, Unlimited
   Tax GO 5.00%, 07/01/08
   (c)(d)(e)                           AAA    Aaa        $   1,900   $ 1,943,947
--------------------------------------------------------------------------------
Phoenix (City of)
   Civic Improvements Corp.;
   Series 2001, Refunding
   Wastewater System Jr. Lien
   RB (INS-Financial Guaranty
   Insurance Co.) 5.25%,
   07/01/11 (b)(c)                     AAA    Aaa            3,000     3,176,310
--------------------------------------------------------------------------------
Pinal (County of)
   Industrial Development
   Authority (Florence West
   Prison Project); Series
   2006 A, Correctional
   Facilities Contract RB
   (INS-ACA Financial Guaranty
   Corp.) 5.25%, 10/01/13
   (b)(c)                              A      --             1,335     1,398,679
================================================================================
                                                                       7,352,448
================================================================================

ARKANSAS--1.19%

Little Rock (City of)
   School District; Series
   2001 C, Limited Tax GO
   (INS-Financial Security
   Assurance Inc.) 5.00%,
   02/01/10 (b)(c)                     --     Aaa            1,695     1,756,529
--------------------------------------------------------------------------------
Sebastian (County of)
   Community Junior College
   District; Series 1997,
   Refunding & Improvement
   Limited Tax GO 5.20%,
   04/01/07 (c)(d)                     NRR    Aaa            1,000     1,010,660
--------------------------------------------------------------------------------
University of Arkansas
   (UAMS Campus); Series 2006,
   Various Facilities RB
   (INS-Financial Guaranty
   Insurance Co.) 5.00%,
   03/01/16 (b)(c)                     --     Aaa            1,000     1,058,010
================================================================================
                                                                       3,825,199
================================================================================

COLORADO--0.65%

Boulder (County of)
   Open Space Capital
   Improvement Trust Fund;
   Series 1998, RB 5.25%,
   12/15/09 (c)                        AA-    --             1,000     1,029,460
--------------------------------------------------------------------------------

AIM TAX-FREE INTERMEDIATE FUND


                                                         PRINCIPAL
                                        RATINGS(a)        AMOUNT
                                       S&P     MOODY'S     (000)        VALUE
--------------------------------------------------------------------------------
COLORADO--(CONTINUED)

Northwest Parkway
   Public Highway Authority;
   Sr. Series 2001 A, RB
   (INS-Financial Security
   Assurance Inc.) 5.00%,
   06/15/11 (b)(c)                     AAA    Aaa        $   1,000   $ 1,047,610
================================================================================
                                                                       2,077,070
================================================================================

CONNECTICUT--0.32%

Connecticut (State of)
   Resources Recovery
   Authority (Bridgeport Resco
   Co. L.P. Project); Series
   1999, Refunding RB
   (INS-MBIA Insurance Corp.)
   5.13%, 01/01/09 (b)(c)              AAA    Aaa            1,000     1,027,320
--------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--6.89%

District of Columbia
   (Gonzaga College High
   School); Series 1999, RB
   (INS-Financial Security
   Assurance Inc.) 5.25%,
   07/01/09 (b)(c)                     AAA    Aaa              510       529,227
--------------------------------------------------------------------------------
District of Columbia
   (Medlantic Healthcare
   Group); Series 1997 A,
   Refunding Hospital RB
   6.00%, 08/15/07 (c)(d)              AAA    Aaa              500       512,300
--------------------------------------------------------------------------------
District of Columbia;
   Series 1993 B-1 Refunding
   Unlimited Tax GO (INS-Ambac
   Assurance Corp.) 5.50%,
   06/01/09(b)(c)                      AAA    Aaa            1,250     1,303,987
--------------------------------------------------------------------------------
   Series 1993 B-2 Refunding
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.) 5.50%,
   06/01/07(b)(c)                      AAA    Aaa            3,000     3,045,510
--------------------------------------------------------------------------------
   Series 1999 B Refunding
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.) 5.50%,
   06/01/10(b)(c)                      AAA    Aaa            1,415     1,492,500
--------------------------------------------------------------------------------
   Series 1999 B Unlimited Tax
   GO 5.50%, 06/01/09(c)(d)            AAA    Aaa              950       991,563
--------------------------------------------------------------------------------
   Series 1999 B Unlimited Tax
   GO (INS-Financial Security
   Assurance Inc.) 5.50%,
   06/01/09(b)(c)                      AAA    Aaa           12,160    12,685,190
--------------------------------------------------------------------------------
Washington Convention
   Center Authority; Series
   1998, Sr. Lien Dedicated
   Tax RB (INS-Ambac Assurance
   Corp.) 5.25%, 10/01/09
   (b)(c)                              AAA    Aaa            1,500     1,557,285
================================================================================
                                                                      22,117,562
================================================================================


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)         VALUE
--------------------------------------------------------------------------------
FLORIDA--1.82%

Broward (County of)
   (Wheelabrator South Broward
   Inc.); Series 2001 A,
   Refunding Resource Recovery
   RB 5.50%, 12/01/08 (c)              AA     A3         $   1,700   $ 1,761,744
--------------------------------------------------------------------------------
Florida (State of)
   (Department of
   Transportation); Series
   2005 A, Refunding
   Right-of-Way Acquisition
   Unlimited Tax GO 5.00%,
   07/01/15 (c)                        AAA    Aa1            1,750     1,852,532
--------------------------------------------------------------------------------
Florida (State of)
   Board of Education; Series
   2000 B, Lottery RB
   (INS-Financial Guaranty
   Insurance Co.) 5.75%,
   07/01/10 (b)(c)                     AAA    Aaa            1,000     1,067,680
--------------------------------------------------------------------------------
Village Center
   Community Development
   District; Series 1998 A,
   Refunding Recreational RB
   (INS-MBIA Insurance Corp.)
   5.50%, 11/01/10 (b)(c)              AAA    Aaa            1,105     1,174,593
================================================================================
                                                                       5,856,549
================================================================================

GEORGIA--1.14%

Dalton (City of);
   Series 1999, Combined
   Utilities RB (INS-Financial
   Security Assurance Inc.)
   5.75%, 01/01/10 (b)(c)              AAA    Aaa            1,015     1,074,966
--------------------------------------------------------------------------------
Georgia (State of);
   Series 1992 B Unlimited Tax
   GO 6.30%, 03/01/09(c)               AAA    Aaa            1,425     1,515,488
--------------------------------------------------------------------------------
   6.30%, 03/01/10(c)                  AAA    Aaa            1,000     1,084,460
--------------------------------------------------------------------------------
                                                                       3,674,914
--------------------------------------------------------------------------------

HAWAII--0.33%

Hawaii (State of);
   Series 1993 CA, Unlimited
   Tax GO (INS-MBIA Insurance
   Corp.) 5.75%, 01/01/10
   (b)(c)                              AAA    Aaa            1,000     1,058,410
--------------------------------------------------------------------------------

ILLINOIS--6.72%

Chicago (City of)
   (Central Loop
   Redevelopment); Sub. Series
   2000 A, Tax Increment
   Allocation RB (INS-ACA
   Financial Guaranty Corp.)
   6.50%, 12/01/08 (b)(c)              A      --             8,000     8,401,040
--------------------------------------------------------------------------------
Chicago (City of)
   Midway Airport; Series 1996
   A, RB (INS-MBIA Insurance
   Corp.) 5.30%, 01/01/08
   (b)(c)                              AAA    Aaa            1,000     1,017,010
--------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
Chicago (City of) Park District;
   Series 1995 Refunding
   Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.) 6.00%,
   01/01/07(b)(c)                      AAA    Aaa        $   2,000   $ 2,020,980
--------------------------------------------------------------------------------
   Series 2006 B Limited Tax
   GO (INS-Financial Guaranty
   Insurance Co.) 5.00%,
   01/01/16(b)(c)                      AAA    Aaa            1,000     1,054,050
--------------------------------------------------------------------------------
Illinois (State of)
   (Department of Central
   Management Services);
   Series 1999, COP (INS-Ambac
   Assurance Corp.) 4.90%,
   07/01/08 (b)(c)                     AAA    Aaa            1,000     1,018,350
--------------------------------------------------------------------------------
Illinois (State of)
   Health Facilities Authority
   (Children's Memorial
   Hospital); Series 1999 A,
   RB (INS-Ambac Assurance
   Corp.) 5.50%, 08/15/07
   (b)(c)                              AAA    Aaa            1,580     1,606,923
--------------------------------------------------------------------------------
Illinois (State of)
   Health Facilities Authority
   (Edward Hospital Obligated
   Group); Series 2001 A, RB
   (INS-Financial Security
   Assurance Inc.) 5.00%,
   02/15/09 (b)(c)                     AAA    Aaa            1,000     1,024,000
--------------------------------------------------------------------------------
Illinois (State of)
   Health Facilities Authority
   (The Carle Foundation);
   Series 1998 A RB 5.25%,
   07/01/08(c)(d)(e)                   AAA    Aaa              585       606,733
--------------------------------------------------------------------------------
   RB (INS-Ambac Assurance
   Corp.) 5.25%,
   07/01/09(b)(c)                      AAA    Aaa              415       429,367
--------------------------------------------------------------------------------
Illinois (State of);
   First Series 2001,
   Refunding Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.) 5.25%,
   10/01/11 (b)(c)                     AAA    Aaa            1,790     1,897,257
--------------------------------------------------------------------------------
Madison & Saint Clair
   (Counties of) School
   District #10 (Collinsville
   School Building); Series
   2001, Unlimited Tax GO
   (INS-Financial Guaranty
   Insurance Co.) 5.00%,
   02/01/11 (b)(c)                     AAA    Aaa            1,150     1,197,564
--------------------------------------------------------------------------------
McHenry (County of)
   Consolidated School
   District #47 (Crystal
   Lake); Series 1999,
   Unlimited Tax GO
   (INS-Financial Security
   Assurance Inc.) 5.13%,
   02/01/10 (b)(c)                     --     Aaa            1,250     1,287,363
================================================================================
                                                                      21,560,637
================================================================================


                                                         PRINCIPAL
                                          RATINGS(a)      AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
INDIANA--2.45%

Concord Community
   Schools Building Corp.;
   Series 2005, Refunding
   First Mortgage RB
   (INS-Financial Security
   Assurance Inc.) 5.00%,
   01/10/13 (b)(c)                     AAA    --         $   1,520   $ 1,598,356
--------------------------------------------------------------------------------
Indiana (State of)
   Health Facility Financing
   Authority (Daughters of
   Charity National Health
   Systems Inc.); Series 1997
   D, RB 5.00%, 11/01/07
   (c)(d)(e)                           NRR    Aaa            2,795     2,831,671
--------------------------------------------------------------------------------
Indiana (State of)
   Transportation Finance
   Authority; Series 1993 A,
   Highway RB (INS-Ambac
   Assurance Corp.) 5.50%,
   06/01/07 (b)(c)                     AAA    Aaa              855       867,671
--------------------------------------------------------------------------------
Richland-Bean Blossom
   School Building Corp.;
   Series 2001, First Mortgage
   RB 5.00%, 07/15/10 (c)(d)           AAA    Aaa            1,045     1,076,475
--------------------------------------------------------------------------------
Zionsville (City of)
   Community Schools Building
   Corp.; Series 2002, First
   Mortgage RB 5.00%, 07/15/11
   (c)(d)                              AAA    Aaa            1,420     1,482,338
================================================================================
                                                                       7,856,511
================================================================================

KANSAS--1.66%

Johnson (County of)
   Water District #1; Series
   2001, RB 5.00%,
   06/01/11 (c)                        AAA    Aaa            1,770     1,854,447
--------------------------------------------------------------------------------
Wyandotte (County of)
   & Kansas City (City of)
   Unified Government
   (Redevelopment Project-Area
   B); Series 2001 Special
   Obligation RB (INS-Ambac
   Assurance Corp.) 5.00%,
   12/01/09(b)(c)                      AAA    Aaa              930       963,173
--------------------------------------------------------------------------------
   5.00%, 12/01/10(b)(c)               AAA    Aaa              620       646,815
--------------------------------------------------------------------------------
Wyandotte (County of)
   School District #500;
   Series 2001, Unlimited
   Tax GO (INS-Financial
   Security Assurance Inc.)
   5.50%, 09/01/11 (b)(c)              AAA    Aaa            1,750     1,869,367
================================================================================
                                                                       5,333,802
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
KENTUCKY--0.33%

Kentucky (State of)
      Turnpike Authority
      (Revitalization
      Project); Series 2001 A,
      Refunding Economic
      Development Road RB
      (INS-Ambac Assurance
      Corp.) 5.50%, 07/01/11
      (b)(c)                           AAA    Aaa        $   1,000   $ 1,070,920
--------------------------------------------------------------------------------

LOUISIANA--2.74%

Louisiana (State of)
      Energy & Power Authority
      (Power Project); Series
      2000, Refunding RB
      (INS-Financial Security
      Assurance Inc.) 5.75%,
      01/01/11 (b)(c)                  AAA    Aaa            2,500     2,676,975
--------------------------------------------------------------------------------
Louisiana (State of);
      Series 1997 A, Unlimited
      Tax GO (INS-Financial
      Guaranty Insurance Co.)
      6.00%, 04/15/07 (b)(c)           AAA    Aaa            5,000     5,081,750
--------------------------------------------------------------------------------
New Orleans (City of);
      Series 2000,
      Certificates of
      Indebtedness RB
      (INS-Financial Security
      Assurance Inc.) 5.50%,
      12/01/09 (b)(c)                  AAA    Aaa            1,000     1,044,970
================================================================================
                                                                       8,803,695
================================================================================

MASSACHUSETTS--3.25%

Massachusetts (State
      of); Series 1997 A
      Refunding Limited Tax GO
      (INS-Financial Guaranty
      Insurance Co.) 5.75%,
      08/01/08(b)(c)                   AAA    Aaa            5,000     5,193,150
--------------------------------------------------------------------------------
      Series 2000 A Consumer
      Lien Limited Tax GO
      5.75%, 02/01/09(c)               AA     Aa2            5,000     5,226,400
================================================================================
                                                                      10,419,550
================================================================================

MICHIGAN--1.75%

Detroit (City of);
      Series 1997 B, Refunding
      Unlimited Tax GO
      (INS-MBIA Insurance
      Corp.) 5.38%, 04/01/10
      (b)(c)                           AAA    Aaa            1,630     1,687,066
--------------------------------------------------------------------------------
Hartland (City of)
      Consolidated School
      District; Series 2001,
      Refunding Unlimited Tax
      GO (CEP-Michigan School
      Bond Loan Fund) 5.50%,
      05/01/11 (c)                     AA     Aa2            1,000     1,065,100
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)

Michigan (State of)
      Strategic Fund (Detroit
      Edison Co.); Series 1995
      CC, Refunding Limited
      Obligation RB (INS-Ambac
      Assurance Corp.) 4.85%,
      09/01/11 (b)(c)(e)               --     Aaa        $   1,000   $ 1,027,450
--------------------------------------------------------------------------------
Taylor (City of);
      Series 2001, COP
      (INS-Ambac Assurance
      Corp.) 5.00%, 02/01/11
      (b)(c)                           AAA    Aaa              495       516,731
--------------------------------------------------------------------------------
Troy (City of)
      Downtown Development
      Authority; Series 2001,
      Refunding & Development
      Tax Allocation RB
      (INS-MBIA Insurance
      Corp.) 5.00%, 11/01/10
      (b)(c)                           AAA    Aaa            1,265     1,319,243
================================================================================
                                                                       5,615,590
================================================================================

MINNESOTA--0.84%

Western Minnesota
      Municipal Power Agency;
      Series 2001 A Refunding
      RB (INS-Ambac Assurance
      Corp.) 5.50%,
      01/01/10(b)(c)                   --     Aaa            1,245     1,310,587
--------------------------------------------------------------------------------
      5.50%, 01/01/11(b)(c)            --     Aaa            1,300     1,382,095
================================================================================
                                                                       2,692,682
================================================================================

MISSISSIPPI--0.89%

Mississippi
      Development Bank
      (Hattiesburg,
      Mississippi Combined
      Water and Sewer System);
      Series 2006, Special
      Obligation RB (INS-AMBAC
      Assurance Corp.) 5.00%,
      08/01/14 (b)(c)                  --     Aaa        1,110         1,169,441
--------------------------------------------------------------------------------
Rankin (County of)
      School District; Series
      2001, Unlimited Tax GO
      (INS-Financial Security
      Assurance Inc.) 5.00%,
      10/01/11 (b)(c)                  AAA    Aaa            1,625     1,698,645
================================================================================
                                                                       2,868,086
================================================================================

MISSOURI--1.15%

Missouri (State of)
      Health & Educational
      Facilities Authority
      (Freeman Health Systems
      Project); Series 1998
      Health Facilities RB
      (INS-ACA Financial
      Guaranty Corp.) 4.85%,
      02/15/07(b)(c)                   A      --             1,000     1,002,750
--------------------------------------------------------------------------------
      5.00%, 02/15/08(b)(c)            A      --               515       519,006
--------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
MISSOURI--(CONTINUED)

Missouri (State of)
      Health & Educational
      Facilities Authority
      (Saint Luke's
      Episcopal-Presbyterian
      Hospital); Series 2001,
      Health Facilities RB
      (INS-Financial Security
      Assurance Inc.) 5.25%,
      12/01/09 (b)(c)                  AAA    Aaa        $   1,000   $ 1,040,330
--------------------------------------------------------------------------------
Missouri (State of)
      Health & Educational
      Facilities Authority
      (Webster University);
      Series 2001, Educational
      Facilities RB (INS-MBIA
      Insurance Corp.) 5.00%,
      04/01/11 (b)(c)                  --     Aaa            1,075     1,123,257
================================================================================
                                                                       3,685,343
================================================================================

NEVADA--0.48%

Nevada (State of);
      Series 1999 A, Capital
      Improvement & Cultural
      Affairs Limited Tax GO
      5.00%, 02/01/10 (c)              AA+    Aa1            1,500     1,548,390
--------------------------------------------------------------------------------

NEW JERSEY--2.64%

New Jersey (State of)
      Transportation Trust
      Fund Authority; Series
      1999 A Transportation
      System RB 5.50%,
      06/15/10(c)(d)                   AAA    Aaa            7,060     7,453,030
--------------------------------------------------------------------------------
      5.50%, 06/15/10(c)               AA-    A1               960     1,012,368
================================================================================
                                                                       8,465,398
================================================================================

NEW YORK--5.66%

Nassau (County of);
      Series 1997 V, General
      Improvements Unlimited
      Tax GO (INS-Ambac
      Assurance Corp.) 5.15%,
      03/01/07 (b)(c)                  AAA    Aaa            2,500     2,523,375
--------------------------------------------------------------------------------
New York (City of)
      Metropolitan
      Transportation Authority
      (Triborough Bridge &
      Tunnel); Series 1999 A,
      COP (INS-Ambac Assurance
      Corp.) 5.00%, 01/01/08
      (b)(c)                           AAA    Aaa            1,000     1,018,190
--------------------------------------------------------------------------------
New York (State of)
      Dormitory Authority
      (Frances Schervier
      Obligated Group); Series
      1997, RB (INS-Financial
      Security Assurance Inc.)
      5.50%, 07/01/10 (b)(c)           AAA    Aaa            1,205     1,271,889
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
New York (State of) Dormitory Authority
      (Mental Health
      Services); Series 1997 A
      RB 6.00%,
      02/15/07(c)(d)(e)                NRR    NRR        $       5   $     5,166
--------------------------------------------------------------------------------
      6.00%, 08/15/07(c)               AA-    A1             1,770     1,808,887
--------------------------------------------------------------------------------
New York (State of)
      Dormitory Authority
      (Pace University);
      Series 1997, RB 6.00%,
      07/01/07 (c)(d)                  AAA    Aaa            1,275     1,303,012
--------------------------------------------------------------------------------
New York (State of)
      Local Government
      Assistance Corp.; Series
      1996 A, Refunding RB
      (INS-Ambac Assurance
      Corp.) 5.13%, 04/01/10
      (b)(c)                           AAA    Aaa            5,000     5,094,900
--------------------------------------------------------------------------------
New York (State of)
      Thruway Authority;
      Series 1997 D, RB 5.40%,
      01/01/07 (c)(d)(e)               NRR    NRR            5,000     5,138,500
================================================================================
                                                                      18,163,919
================================================================================

NORTH CAROLINA--5.17%

Charlotte (City of);
      Series 1998, Refunding
      Unlimited Tax GO 5.25%,
      02/01/10 (c)                     AAA    Aaa            5,000     5,158,750
--------------------------------------------------------------------------------
North Carolina (State
      of) Eastern Municipal
      Power Agency; Series
      1993 B, Refunding Power
      System RB (INS-MBIA
      Insurance Corp.) 7.00%,
      01/01/08 (b)(c)                  AAA    Aaa            1,000     1,045,950
--------------------------------------------------------------------------------
North Carolina (State
      of) Municipal Power
      Agency #1 (Catawba);
      Series 1999 A, Electric
      RB (INS-MBIA Insurance
      Corp.) 6.00%, 01/01/07
      (b)(c)                           AAA    Aaa            4,330     4,375,205
--------------------------------------------------------------------------------
North Carolina (State
      of); Series 1999 A,
      Public Improvements
      Unlimited Tax GO 5.25%,
      03/01/09 (c)(d)(e)               AAA    NRR            5,000     5,185,750
--------------------------------------------------------------------------------
Winston-Salem (City
      of); Series 2001 C, COP
      4.75%, 06/01/11 (c)              AA+    Aa2              795       820,210
================================================================================
                                                                      16,585,865
================================================================================

NORTH DAKOTA--0.55%

Burleigh (County of)
      (Medcenter One, Inc.);
      Series 1999, Refunding
      Health Care RB (INS-MBIA
      Insurance Corp.) 5.25%,
      05/01/09 (b)(c)                  AAA    Aaa            1,695     1,750,410
--------------------------------------------------------------------------------

OHIO--0.48%

Northeast Regional
      Sewer District; Series
      2005, Refunding
      Wastewater Improvement
      RB 5.00%, 11/15/15 (c)           AA     Aa2            1,000     1,063,720
--------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND



                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
OHIO--(CONTINUED)

Portage (County of)
  (Robinson Memorial
  Hospital); Series
  1999, Hospital RB
  (INS-Ambac Assurance
  Corp.)
  5.15%, 11/15/08
  (b)(c)                               AAA    Aaa        $     465   $   477,741
================================================================================
                                                                       1,541,461
================================================================================

OKLAHOMA--1.75%

Grady (County of)
  Industrial
  Authority; Series
  1999, Correctional
  Facilities Lease RB
  (INS-MBIA Insurance
  Corp.)
  5.38%, 11/01/09
  (b)(c)                               AAA    Aaa              285       291,034
--------------------------------------------------------------------------------
Grand River Dam
  Authority; Series
  1993, Refunding RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 06/01/09
  (b)(c)                               AAA    Aaa            2,000     2,089,180
--------------------------------------------------------------------------------
Mustang (City of)
  Improvement
  Authority; Series
  1999, Utility RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.25%, 10/01/09
  (b)(c)                               --     Aaa              950       989,463
--------------------------------------------------------------------------------
Norman (City of)
  Regional Hospital
  Authority; Series
  1996 A, Refunding
  Hospital RB
  (INS-MBIA Insurance
  Corp.)
  5.30%, 09/01/07
  (b)(c)                               AAA    Aaa            1,090     1,110,067
--------------------------------------------------------------------------------
Oklahoma (State of)
  Development Finance
  Authority (Oklahoma
  Hospital
  Association); Series
  2000 A, Pooled
  Health Facilities RB
  (INS-Ambac Assurance
  Corp.)
  5.25%, 06/01/08
  (b)(c)                               AAA    Aaa              640       655,200
--------------------------------------------------------------------------------
Okmulgee (County of)
  Governmental
  Building Authority;
  Series 2000, First
  Mortgage Sales Tax
  RB (INS-MBIA
  Insurance Corp.)
  5.60%, 03/01/10
  (b)(c)                               --     Aaa              465       479,187
================================================================================
                                                                       5,614,131
================================================================================

OREGON--0.69%

Grand Ronde Community
  Confederated Tribes;
  Series 1997,
  Governmental
  Facilities &
  Infrastructure
  Unlimited Tax GO
  (INS-Ambac Assurance
  Corp.)
  (Acquired 12/22/97;
  Cost $1,145,000)
  5.00%, 12/01/07
  (b)(c)(f)                            AAA    --             1,145     1,163,240
--------------------------------------------------------------------------------



                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
OREGON--(CONTINUED)

Multnomah (County of);
  Series 2000 A,
  Limited Tax GO
  5.00%, 04/01/10 (c)                  --     Aa2        $   1,000   $ 1,037,140
================================================================================
                                                                       2,200,380
================================================================================

PENNSYLVANIA--0.96%

Pennsylvania (State
  of); First Series
  2000, Unlimited Tax
  GO (INS-MBIA
  Insurance Corp.)
  5.50%, 01/15/08
  (b)(c)                               AAA    Aaa            1,000     1,024,650
--------------------------------------------------------------------------------
Philadelphia (City of)
  School District;
  Series 1999 D,
  Refunding Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  5.50%, 03/01/08
  (b)(c)                               AAA    Aaa            2,000     2,053,220
================================================================================
                                                                       3,077,870
================================================================================

PUERTO RICO--0.16%

Children's Trust Fund;
  Series 2000, Tobacco
  Settlement RB
  5.00%, 07/01/08
  (c)(d)                               AAA    NRR              500       510,605
--------------------------------------------------------------------------------

RHODE ISLAND--0.27%

Woonsocket (City of);
  Series 2000,
  Unlimited Tax GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.25%, 10/01/10
  (b)(c)                               --     Aaa              840       883,495
--------------------------------------------------------------------------------

SOUTH CAROLINA--2.32%

Piedmont (City of)
  Municipal Power
  Agency; Series 1996
  B, Refunding
  Electric RB
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.25%, 01/01/08
  (b)(c)                               AAA    Aaa            4,000     4,082,440
--------------------------------------------------------------------------------
South Carolina (State
  of) Public Service
  Authority; Series
  1999 A, RB (INS-MBIA
  Insurance Corp.)
  5.50%, 01/01/10
  (b)(c)                               AAA    Aaa            1,000     1,050,680
--------------------------------------------------------------------------------
South Carolina (State
  of) Transportation
  Infrastructure Bank;
  Series 1999 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.50%, 10/01/09
  (b)(c)                               AAA    Aaa            1,180     1,237,903
--------------------------------------------------------------------------------
South Carolina (State
  of); Series 2001 B,
  Capital Improvements
  Unlimited Tax GO
  5.50%, 04/01/11 (c)                  AA+    Aaa            1,000     1,069,410
================================================================================
                                                                       7,440,433
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
SOUTH DAKOTA--0.77%

South Dakota (State
  of) Building
  Authority; Series
  2005 C, Refunding RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.00%, 09/01/15
  (b)(c)                               AAA    Aaa        $   1,085   $ 1,144,425
--------------------------------------------------------------------------------
South Dakota (State
  of) Health &
  Educational
  Facilities Authority
  (Rapid City Regional
  Hospital); Series
  2001, RB (INS-MBIA
  Insurance Corp.)
  5.00%, 09/01/09
  (b)(c)                               AAA    Aaa            1,290     1,327,410
================================================================================
                                                                       2,471,835
================================================================================

TENNESSEE--0.81%

Memphis (City of)
  Sanitation; Series
  2000, Sewer System
  RB
  5.35%, 05/01/09 (c)                   AA    A2               525       544,047
--------------------------------------------------------------------------------
Tennergy Corp.; Series
  1999, Gas RB
  4.13%, 06/01/09
  (c)(d)                               AAA    Aaa            1,000     1,004,450
--------------------------------------------------------------------------------
Tennessee (State of)
  School Bond
  Authority; Series
  2002 A, Higher
  Educational
  Facilities Second
  Program RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.00%, 05/01/11
  (b)(c)                               AAA    Aaa            1,000     1,045,610
================================================================================
                                                                       2,594,107
================================================================================

TEXAS--21.84%

Amarillo (City of)
  Health Facilities
  Corp. (Baptist Saint
  Anthony's Hospital);
  Series 1998, RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.50%, 01/01/10
  (b)(c)                               --     Aaa            1,275     1,335,384
--------------------------------------------------------------------------------
Arlington (City of)
  Independent School
  District; Series
  2000, Unlimited Tax
  GO (CEP-Texas
  Permanent School
  Fund)
  5.25%, 02/15/08 (c)                  --     Aaa            1,000     1,021,430
--------------------------------------------------------------------------------
Austin (City of);
  Series 2001, Limited
  Tax Certificates GO
  5.00%, 09/01/11 (c)                  AA+    Aa2            1,900     1,985,785
--------------------------------------------------------------------------------
Brownsville (City of);
  Series 2001, Limited
  Tax Certificates GO
  (INS-Financial
  Guaranty Insurance
  Co.)
  5.25%, 02/15/10
  (b)(c)                               AAA    Aaa            1,055     1,102,106
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
TEXAS--(CONTINUED)

Canadian (City of) River
  Municipal Water
  Authority; Series
  1999 Conjunctive Use
  Contract RB
  5.00%,
  02/15/09(c)(d)(e)                    AAA    NRR        $   2,245   $ 2,307,635
--------------------------------------------------------------------------------
  (INS-MBIA Insurance
  Corp.)
  5.00%,
  02/15/10(b)(c)                       AAA    Aaa              410       420,545
--------------------------------------------------------------------------------
Dallas (City of)
  Waterworks & Sewer
  System; Series 1999,
  Refunding RB
  5.50%, 10/01/09 (c)                  AA+    Aa2            1,500     1,572,210
--------------------------------------------------------------------------------
Garland (City of);
  Series 2001, Limited
  Tax Certificates GO
  (INS-MBIA Insurance
  Corp.)
  5.25%, 02/15/11
  (b)(c)                               AAA    Aaa            2,435     2,566,027
--------------------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp.
  (Christus Health)
  Series 1999 A
  RB
  5.38%,
  07/01/08(c)(d)                       AAA    Aaa              120       123,629
--------------------------------------------------------------------------------
  RB (INS-MBIA Insurance Corp.)
  5.38%,
  07/01/08(b)(c)                       AAA    Aaa              880       903,558
--------------------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp.
  (Memorial Hermann
  Hospital System
  Project); Series
  1998, Hospital RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.50%, 06/01/09
  (b)(c)                               AAA    Aaa            5,500     5,722,255
--------------------------------------------------------------------------------
Harris (County of)
  Health Facilities
  Development Corp.
  (Texas Children's
  Hospital Project);
  Series 1999 A,
  Hospital RB
  5.00%, 10/01/09 (c)                   AA    Aa2            1,920     1,961,818
--------------------------------------------------------------------------------
Harris (County
  of)-Houston Sports
  Authority; Series
  2001 A, Refunding
  Sr. Lien RB
  (INS-MBIA Insurance
  Corp.)
  5.50%, 11/15/09
  (b)(c)                               AAA    Aaa            1,670     1,752,181
--------------------------------------------------------------------------------
Houston (City of)
  Convention &
  Entertainment
  Facilities
  Department;
  Series 2001 A
  Refunding Hotel
  Occupancy Tax
  Special RB
  (INS-Ambac Assurance
  Corp.)
  5.50%,
  09/01/10(b)(c)                       AAA    Aaa            3,000     3,176,340
--------------------------------------------------------------------------------
  5.50%,
  09/01/11(b)(c)                       AAA    Aaa            4,000     4,276,680
--------------------------------------------------------------------------------


See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
  TEXAS--(CONTINUED)

  Series 2001 B
  Hotel Occupancy Tax
  Special RB
  (INS-Ambac Assurance
  Corp.)
  5.25%,
  09/01/10(b)(c)                       AAA    Aaa        $   2,865    $3,006,216
--------------------------------------------------------------------------------
  5.25%,
  09/01/11(b)(c)                       AAA    Aaa            2,360     2,496,007
--------------------------------------------------------------------------------
  5.50%,
  09/01/11(b)(c)                       AAA    Aaa            2,460     2,630,158
--------------------------------------------------------------------------------
 Houston (City of);
   Series 2000,
   Refunding Public
   Improvements
   Limited Tax GO
   (INS-Financial
   Security Assurance
   Inc.)
   5.50%, 03/01/09
   (b)(c)                              AAA    Aaa            1,000     1,040,670
--------------------------------------------------------------------------------
 Katy (City of)
   Independent School
   District; Series
   1999 A, Unlimited
   Tax GO (CEP-Texas
   Permanent School
   Fund)
   5.20%, 02/15/10 (c)                 AAA    Aaa            1,285     1,325,991
--------------------------------------------------------------------------------
 La Joya (City of)
   Independent School
   District; Series
   1998, Unlimited Tax
   GO (CEP-Texas
   Permanent School
   Fund)
   5.38%, 02/15/08
   (c)(d)(e)                           AAA    Aaa            1,535     1,572,792
--------------------------------------------------------------------------------
 Lower Colorado River
   Authority; Series
   1999 B, Refunding
   RB (INS-Financial
   Security Assurance
   Inc.)
   6.00%, 05/15/10
   (b)(c)                              AAA    Aaa            1,460     1,553,936
--------------------------------------------------------------------------------
 Lubbock (City of);
   Series 1999,
   Limited Tax
   Certificates GO
   5.00%, 02/15/09
   (c)(d)(e)                           NRR    NRR              680       698,523
--------------------------------------------------------------------------------
 McKinney (City of);
  Series 2000
  Limited Tax GO
  5.25%,
  08/15/09(c)(d)(e)                    AAA    Aaa              500       519,705
--------------------------------------------------------------------------------
  Waterworks & Sewer RB
  5.25%,
  03/15/09(c)(d)(e)                    AAA    Aaa              725       749,925
--------------------------------------------------------------------------------
  Waterworks & Sewer
  RB (INS-Financial
  Guaranty Insurance
  Co.)
  5.25%,
  03/15/09(b)(c)                       AAA    Aaa              685       708,372
--------------------------------------------------------------------------------
 North Texas Municipal
   Water District;
   Series 2001, Water
   System RB (INS-MBIA
   Insurance Corp.)
   5.00%, 09/01/11
   (b)(c)                              AAA    Aaa            1,040     1,087,445
--------------------------------------------------------------------------------
 Plano (City of);
   Series 2000,
   Limited Tax GO
   5.13%, 09/01/07 (c)                 AAA    Aaa              535       543,014
--------------------------------------------------------------------------------
 San Antonio (City of);
  Series 1994
  Electric & Gas RB
  5.00%, 02/01/12(c)                   AA     Aa1            2,375     2,487,622
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
  Series 1998 A
  Electric & Gas RB
  5.25%,
  02/01/09(c)(d)(e)                    AAA    NRR        $   2,960   $ 3,084,261
--------------------------------------------------------------------------------
  5.25%, 02/01/10(c)                   AA     Aa1            5,540     5,772,569
--------------------------------------------------------------------------------
  Refunding Limited Tax
  GO
  5.00%,
  02/01/09(c)(d)(e)                    NRR    NRR               10        10,269
--------------------------------------------------------------------------------
  5.00%, 02/01/11(c)                   AA+    Aa2            1,490     1,527,831
--------------------------------------------------------------------------------
 Southlake (City of);
  Series 2000 A
  Waterworks & Sewer
  Limited Tax
  Certificates GO
  (INS-Ambac Assurance
  Corp.)
  5.40%,
  02/15/09(b)(c)                       AAA    Aaa              250       259,392
--------------------------------------------------------------------------------
  5.45%,
  02/15/10(b)(c)                       AAA    Aaa              235       244,001
--------------------------------------------------------------------------------
  Series 2000 E
  Limited Tax
  Increment
  Certificates GO
  (INS-Ambac Assurance
  Corp.)
  5.00%,
  02/15/11(b)(c)                       AAA    Aaa              635       651,504
--------------------------------------------------------------------------------
 Tarrant (County of)
   Junior College
   District; Series
   1994, Limited Tax GO
   5.05%, 02/15/07
   (c)(d)(e)                           AAA    Aaa            1,425     1,436,329
--------------------------------------------------------------------------------
 Texas A&M University
   Financing System;
   Series 2001 B, RB
   5.38%, 05/15/09 (c)                 AA+    Aa1            1,260     1,309,745
--------------------------------------------------------------------------------
 Texas Tech University
   Financing System;
   Series 1999 6,
   Refunding &
   Improvement RB
   (INS-Ambac
   Assurance Corp.)
   5.25%, 02/15/11
   (b)(c)                              AAA    Aaa            5,000     5,160,650
================================================================================
                                                                      70,104,510
================================================================================

 UTAH--1.37%

 Salt Lake (County of)
   (IHC Health
   Services Inc.);
   Series 2001,
   Hospital RB
   (INS-Ambac
   Assurance Corp.)
   5.50%, 05/15/09
   (b)(c)                              AAA    Aaa            1,000     1,039,810
--------------------------------------------------------------------------------
 Salt Lake City (City
   of); Series 1999,
   Unlimited Tax GO
   5.25%, 06/15/09 (c)                 --     Aaa              900       934,704
--------------------------------------------------------------------------------
 Spanish Fork (City of);
  Series 2000
  Electric RB
  (INS-Ambac Assurance
  Corp.)
  5.00%,
  08/15/09(b)(c)                       --     Aaa              630       649,889
--------------------------------------------------------------------------------
  5.00%,
  08/15/10(b)(c)                       --     Aaa              660       686,017
--------------------------------------------------------------------------------
 Tooele (County of)
   School District;
   Series 2001,
   Unlimited Tax GO
   (CEP-Utah School
   Bond Guaranty)
   4.50%, 06/01/11 (c)                 AAA    Aaa            1,075     1,100,123
================================================================================
                                                                       4,410,543
================================================================================


See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
 VIRGINIA--0.73%

 Norton (City of)
  Industrial
  Development
  Authority (Norton
  Community
  Hospital); Series
  2001, Refunding &
  Improvement
  Hospital RB
  (INS-ACA Financial
  Guaranty Corp.)
  5.13%, 12/01/10
  (b)(c)                                 A    --         $   1,315    $1,327,045
--------------------------------------------------------------------------------
 Virginia (State of)
  Public School
  Authority;
  Series 1997 I
  Refunding School
  Financing RB
  5.25%,
  08/01/07(c)(d)                       NRR    NRR               10        10,160
--------------------------------------------------------------------------------
  5.25%, 08/01/07(c)                   AA+    Aa1              990     1,005,711
================================================================================
                                                                       2,342,916
================================================================================
 WASHINGTON--10.57%

 Energy Northwest
  (Project #1);
  Series 2006 A,
  Refunding Electric
  RB
  5.00%, 07/01/15 (c)                  AA-    Aaa            1,000     1,052,480
--------------------------------------------------------------------------------
 Energy Northwest
  (Project #3);
  Series 2001 A
  Refunding Electric
  RB (INS-Financial
  Security Assurance
  Inc.)
  5.50%,
  07/01/10(b)(c)                       AAA    Aaa            2,000     2,113,280
--------------------------------------------------------------------------------
  5.50%,
  07/01/11(b)(c)                       AAA    Aaa            7,500     8,003,925
--------------------------------------------------------------------------------
 Seattle (City of);
  Series 2001,
  Refunding Municipal
  Light & Power
  Improvements RB
  (INS-Financial
  Security Assurance
  Inc.)
  5.25%, 03/01/11
  (b)(c)                               AAA    Aaa            3,000     3,158,910
--------------------------------------------------------------------------------
 Snohomish (County of)
  School District #16
  (Arlington); Series
  2000, Unlimited Tax
  GO (INS-Financial
  Guaranty Insurance
  Co.)
  5.40%, 12/01/08
  (b)(c)                               --     Aaa              915       946,787
--------------------------------------------------------------------------------
 Snohomish (County
  of); Series 2001,
  Limited Tax GO
  5.25%, 12/01/11 (c)                   AA    Aa3            2,685     2,842,502
--------------------------------------------------------------------------------
 Spokane (City of);
  Series 1999 B,
  Unlimited Tax GO
  5.40%, 01/01/10 (c)                  AA-    A2             2,075     2,121,625
--------------------------------------------------------------------------------
 Washington (State of)
  (Department of
  Ecology); Series
  2001, Refunding COP
  (INS-Ambac
  Assurance Corp.)
  4.75%, 04/01/11
  (b)(c)                               AAA    Aaa            5,310     5,426,289
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                         RATINGS(a)       AMOUNT
                                       S&P    MOODY'S      (000)        VALUE
--------------------------------------------------------------------------------
 WASHINGTON--(CONTINUED)

 Washington (State of)
  Public Power Supply
  System (Nuclear
  Project #1); Series
  1996 C, Refunding
  RB (INS-Ambac
  Assurance Corp.)
  6.00%, 07/01/09
  (b)(c)                               AAA    Aaa        $   5,000   $ 5,277,350
--------------------------------------------------------------------------------
 Washington (State of);
  Series 1999 R-2000A
  Refunding Unlimited
  Tax GO
  5.50%, 01/01/08(c)                    AA    Aa1            1,135     1,162,127
--------------------------------------------------------------------------------
  Series 2001 R-A
  Refunding Unlimited
  Tax GO
  5.00%, 09/01/10(c)                    AA    Aa1            1,745     1,813,770
================================================================================
                                                                      33,919,045
================================================================================

 WISCONSIN--2.72%

 Fond du Lac (City of)
  School District;
  Series 2000,
  Refunding Unlimited
  Tax GO
  5.25%, 04/01/10
  (c)(d)(e)                            NRR    Aaa            1,000     1,046,100
--------------------------------------------------------------------------------
 Two Rivers (City of)
  Public School
  District; Series
  2000, Refunding
  Unlimited Tax GO
  (INS-Financial
  Security Assurance
  Inc.)
  5.50%, 03/01/08
  (b)(c)                                --    Aaa              680       697,986
--------------------------------------------------------------------------------
 Wisconsin (State of)
  Health &
  Educational
  Facilities
  Authority
  (Marshfield
  Clinic); Series
  1997, RB (INS-MBIA
  Insurance Corp.)
  5.20%, 02/15/07
  (b)(c)                               AAA    Aaa            2,210     2,227,415
--------------------------------------------------------------------------------
 Wisconsin (State of);
  Series 1993 2
  Refunding Unlimited
  Tax GO
  5.13%, 11/01/11(c)                   AA-    Aa3            2,000     2,103,800
--------------------------------------------------------------------------------
  Series 1999 C
  Unlimited Tax GO
  5.75%, 05/01/10(c)                   AA-    Aa3            2,500     2,657,925
================================================================================
                                                                       8,733,226
================================================================================
 TOTAL INVESTMENTS--99.59%
  (Cost $312,470,875)                                                319,666,501
================================================================================
 OTHER ASSETS LESS LIABILITIES--0.41%                                  1,303,333
================================================================================
 NET ASSETS--100.00%                                              $  320,969,834
________________________________________________________________________________
================================================================================


Investment Abbreviations:

CEP        --Credit Enhancement Provider
COP        --Certificates of Participation
GO         --General Obligation Bonds
INS        --Insurer
Jr.        --Junior

See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND

NRR        --Not Re-Rated
RB         --Revenue Bonds
Sr.        --Senior
Sub.       --Subordinated
Wts.       --Warrants


Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations or other highly rated collateral held by a bank custodian); this funding is pursuant to an advance refunding of this security.

(b) Principal and/or interest payments are secured by the bond insurance company listed.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $319,666,501, which represented 99.59% of the Fund's Net Assets. See
    Note 1A.

(d) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.

(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2006 represented 0.36% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.



See accompanying notes which are an integral part of this schedule.

AIM TAX-FREE INTERMEDIATE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
June 30, 2006
(Unaudited)


    NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

    A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

            Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

    B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain
        (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

    C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

    AIM TAX-FREE INTERMEDIATE FUND


    NOTE 2 -- INVESTMENT SECURITIES

    The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended June 30, 2006 was $13,169,144 and $54,815,938, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                    $7,361,192
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                    (165,566)
========================================================================================
Net unrealized appreciation of investment securities                          $7,195,626
________________________________________________________________________________________
========================================================================================
Investments have the same cost for tax and financial statement purposes.

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds

By:      /s/ PHILIP A. TAYLOR
         -----------------------------------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    August 29, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ PHILIP A. TAYLOR
         -----------------------------------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    August 29, 2006


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    August 29, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.